UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23344 and 811-23343
Name of Fund:
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund

Master Investment Portfolio II
Advantage CoreAlpha Bond Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15(a)	0.29%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$707,131,419
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	92%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Semi-Annual Shareholder Report — June 30, 2025
BCRIX-06/25-SAR

BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$27(a)	0.54%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$707,131,419
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	92%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Semi-Annual Shareholder Report — June 30, 2025
BCRAX-06/25-SAR

BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$65(a)	1.29%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$707,131,419
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	92%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Semi-Annual Shareholder Report — June 30, 2025
BCRCX-06/25-SAR

BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$707,131,419
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	92%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Semi-Annual Shareholder Report — June 30, 2025
BCRKX-06/25-SAR

Advantage CoreAlpha Bond Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Advantage CoreAlpha Bond Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage CoreAlpha Bond Master Portfolio	$12	0.24%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$707,337,343
Number of Portfolio Holdings	2,066
Portfolio Turnover Rate	92%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	34.8%
U.S. Government Sponsored Agency Securities	28.4%
U.S. Treasury Obligations	18.0%
Non-Agency Mortgage-Backed Securities	12.5%
Asset-Backed Securities	5.3%
Foreign Agency Obligations	0.5%
Municipal Bonds	0.5%
Common Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	47.9%
AA/Aa	2.9%
A	13.2%
BBB/Baa	24.7%
BB/Ba	3.6%
B	1.9%
CCC/Caa	0.4%
N/R	5.4%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Advantage CoreAlpha Bond Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds VI
• BlackRock Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Advantage CoreAlpha Bond Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Advantage CoreAlpha Bond Fund
Derivative Financial Instruments

Statement of Assets and Liabilities (unaudited)
June 30, 2025

BlackRock Advantange CoreAlpha Bond Fund
ASSETS
Investments, at value — Master Portfolio	$ 707,337,343
Receivables:
Capital shares sold	1,517,615
From the Administrator	2,612
Total assets	708,857,570
LIABILITIES
Payables:
Administration fees	27,570
Capital shares redeemed	515,167
Contributions to the Master Portfolio	1,002,448
Income dividend distributions	122,715
Professional fees	5,748
Service and distribution fees	52,503
Total liabilities	1,726,151
Commitments and contingent liabilities
NET ASSETS	$ 707,131,419
NET ASSETS CONSIST OF
Paid-in capital	$ 909,412,199
Accumulated loss	(202,280,780)
NET ASSETS	$ 707,131,419

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025

BlackRock Advantange CoreAlpha Bond Fund
NET ASSET VALUE
Institutional
Net assets	$ 385,580,553
Shares outstanding	44,445,863
Net asset value	$ 8.68
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 258,505,697
Shares outstanding	29,792,615
Net asset value	$ 8.68
Shares authorized	Unlimited
Par value	No par value
Investor C
Net assets	$ 440,040
Shares outstanding	50,696
Net asset value	$ 8.68
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 62,605,129
Shares outstanding	7,210,163
Net asset value	$ 8.68
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

BlackRock Advantange CoreAlpha Bond Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$146,442
Interest — unaffiliated	16,764,921
Securities lending income — affiliated — net	52,772
Payment-in-kind interest — unaffiliated	2,825
Expenses	(855,345)
Fees waived	31,454
Total investment income	16,143,069
FUND EXPENSES
Service and distribution — class specific	324,600
Administration — class specific	171,781
Professional	5,699
Miscellaneous	3,559
Total expenses	505,639
Less:
Fees waived and/or reimbursed by the Administrator	(21,098)
Total expenses after fees waived and/or reimbursed	484,541
Net investment income	15,658,528
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(4,613,862)
Investments — affiliated	(4,250)
Forward foreign currency exchange contracts	(69,431)
Foreign currency transactions	61,267
Futures contracts	(3,110,165)
Swaps	(1,903,303)
(9,639,744)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	14,718,929
Investments — affiliated	(555)
Forward foreign currency exchange contracts	(128,137)
Foreign currency translations	219,896
Futures contracts	2,130,948
Swaps	610,139
17,551,220
Net realized and unrealized gain	7,911,476
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,570,004
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage CoreAlpha Bond Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,658,528	$30,331,219
Net realized loss	(9,639,744)	(5,246,735)
Net change in unrealized appreciation (depreciation)	17,551,220	(13,156,042)
Net increase in net assets resulting from operations	23,570,004	11,928,442
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,400,432)	(16,121,819)
Investor A	(5,578,598)	(11,802,257)
Investor C	(7,791)	(19,310)
Class K	(1,423,845)	(2,616,453)
Decrease in net assets resulting from distributions to shareholders	(15,410,666)	(30,559,839)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	604,814	(1,444,096)
NET ASSETS
Total increase (decrease) in net assets	8,764,152	(20,075,493)
Beginning of period	698,367,267	718,442,760
End of period	$707,131,419	$698,367,267

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.58	$8.78	$8.65	$10.32	$10.79	$10.54
Net investment income(a)	0.20	0.39	0.31	0.23	0.21	0.26
Net realized and unrealized gain (loss)	0.10	(0.20)	0.15	(1.69)	(0.42)	0.67
Net increase (decrease) from investment operations	0.30	0.19	0.46	(1.46)	(0.21)	0.93
Distributions(b)
From net investment income	(0.20)	(0.39)	(0.33)	(0.13)	(0.15)	(0.56)
From net realized gain	—	—	—	—	(0.06)	(0.12)
Return of capital	—	—	—	(0.08)	(0.05)	—
Total distributions	(0.20)	(0.39)	(0.33)	(0.21)	(0.26)	(0.68)
Net asset value, end of period	$8.68	$8.58	$8.78	$8.65	$10.32	$10.79
Total Return(c)
Based on net asset value	3.48%(d)	2.20%	5.41%	(14.24)%	(1.98)%	8.88%
Ratios to Average Net Assets(e)(f)
Total expenses	0.29%(g)	0.29%	0.30%	0.29%	0.30%	0.28%
Total expenses after fees waived and/or reimbursed	0.29%(g)	0.29%	0.29%	0.29%	0.30%	0.28%
Net investment income	4.65%(g)	4.45%	3.58%	2.50%	2.00%	2.42%
Supplemental Data
Net assets, end of period (000)	$385,581	$367,055	$367,970	$559,142	$839,388	$1,103,299
Portfolio turnover rate of the Master Portfolio(h)	92%	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	53%	96%	118%	107%	123%	261%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.58	$8.78	$8.65	$10.32	$10.79	$10.54
Net investment income(a)	0.19	0.36	0.29	0.21	0.18	0.24
Net realized and unrealized gain (loss)	0.10	(0.19)	0.14	(1.70)	(0.42)	0.66
Net increase (decrease) from investment operations	0.29	0.17	0.43	(1.49)	(0.24)	0.90
Distributions(b)
From net investment income	(0.19)	(0.37)	(0.30)	(0.10)	(0.12)	(0.53)
From net realized gain	—	—	—	—	(0.06)	(0.12)
Return of capital	—	—	—	(0.08)	(0.05)	—
Total distributions	(0.19)	(0.37)	(0.30)	(0.18)	(0.23)	(0.65)
Net asset value, end of period	$8.68	$8.58	$8.78	$8.65	$10.32	$10.79
Total Return(c)
Based on net asset value	3.35%(d)	1.94%	5.15%	(14.46)%	(2.23)%	8.61%
Ratios to Average Net Assets(e)(f)
Total expenses	0.54%(g)	0.54%	0.55%	0.54%	0.55%	0.53%
Total expenses after fees waived and/or reimbursed	0.54%(g)	0.54%	0.54%	0.54%	0.55%	0.53%
Net investment income	4.38%(g)	4.18%	3.35%	2.26%	1.74%	2.16%
Supplemental Data
Net assets, end of period (000)	$258,506	$265,350	$297,914	$322,124	$445,358	$508,792
Portfolio turnover rate of the Master Portfolio(h)	92%	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	53%	96%	118%	107%	123%	261%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.58	$8.79	$8.66	$10.33	$10.80	$10.55
Net investment income(a)	0.16	0.30	0.23	0.14	0.11	0.15
Net realized and unrealized gain (loss)	0.09	(0.21)	0.14	(1.69)	(0.43)	0.67
Net increase (decrease) from investment operations	0.25	0.09	0.37	(1.55)	(0.32)	0.82
Distributions(b)
From net investment income	(0.15)	(0.30)	(0.24)	(0.04)	(0.04)	(0.45)
From net realized gain	—	—	—	—	(0.06)	(0.12)
Return of capital	—	—	—	(0.08)	(0.05)	—
Total distributions	(0.15)	(0.30)	(0.24)	(0.12)	(0.15)	(0.57)
Net asset value, end of period	$8.68	$8.58	$8.79	$8.66	$10.33	$10.80
Total Return(c)
Based on net asset value	2.97%(d)	1.07%	4.36%	(15.09)%	(2.96)%	7.80%
Ratios to Average Net Assets(e)(f)
Total expenses	1.29%(g)	1.29%	1.30%	1.29%	1.30%	1.28%
Total expenses after fees waived and/or reimbursed	1.29%(g)	1.29%	1.30%	1.29%	1.29%	1.28%
Net investment income	3.71%(g)	3.48%	2.64%	1.47%	1.01%	1.32%
Supplemental Data
Net assets, end of period (000)	$440	$453	$431	$413	$865	$1,522
Portfolio turnover rate of the Master Portfolio(h)	92%	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	53%	96%	118%	107%	123%	261%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.58	$8.79	$8.66	$10.33	$10.80	$10.55
Net investment income(a)	0.20	0.39	0.32	0.24	0.22	0.27
Net realized and unrealized gain (loss)	0.10	(0.21)	0.14	(1.70)	(0.43)	0.66
Net increase (decrease) from investment operations	0.30	0.18	0.46	(1.46)	(0.21)	0.93
Distributions(b)
From net investment income	(0.20)	(0.39)	(0.33)	(0.13)	(0.15)	(0.56)
From net realized gain	—	—	—	—	(0.06)	(0.12)
Return of capital	—	—	—	(0.08)	(0.05)	—
Total distributions	(0.20)	(0.39)	(0.33)	(0.21)	(0.26)	(0.68)
Net asset value, end of period	$8.68	$8.58	$8.79	$8.66	$10.33	$10.80
Total Return(c)
Based on net asset value	3.51%(d)	2.13%	5.46%	(14.19)%	(1.93)%	8.93%
Ratios to Average Net Assets(e)(f)
Total expenses	0.29%(g)	0.29%	0.30%	0.29%	0.30%	0.28%
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%	0.24%	0.24%	0.25%	0.23%
Net investment income	4.77%(g)	4.54%	3.67%	2.57%	2.06%	2.46%
Supplemental Data
Net assets, end of period (000)	$62,605	$65,509	$52,127	$66,102	$72,493	$62,343
Portfolio turnover rate of the Master Portfolio(h)	92%	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	53%	96%	118%	107%	123%	261%
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 100.00%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor C	Class K
Administration fees - class specific	0.05%	0.05%	0.05%	0.05%
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 91,787	$ 64,486	$ 108	$ 15,400	$ 171,781
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor C	Total
BlackRock Advantage CoreAlpha Bond Fund	$ 322,432	$ 2,168	$ 324,600
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $4,452.
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
BlackRock Advantage CoreAlpha Bond Fund	$ 315
Expense Waivers and Reimbursements:  The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $5,699.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $15,399.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
BlackRock Advantage CoreAlpha Bond Fund	$ (160,802,461)	$ (183,553)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund
Institutional
Shares sold	4,601,220	$ 39,417,101	9,958,592	$ 87,068,769
Shares issued in reinvestment of distributions	975,526	8,439,231	1,836,577	15,925,448
Shares redeemed	(3,925,949)	(33,744,845)	(10,905,084)	(93,284,468)
	1,650,797	$ 14,111,487	890,085	$ 9,709,749
Investor A
Shares sold and automatic conversion of shares	530,313	$ 4,563,577	1,153,153	$ 10,001,978
Shares issued in reinvestment of distributions	630,563	5,454,783	1,321,667	11,460,396
Shares redeemed	(2,302,654)	(19,809,181)	(5,463,638)	(47,414,714)
	(1,141,778)	$ (9,790,821)	(2,988,818)	$ (25,952,340)
Investor C
Shares sold	3,496	$ 30,088	25,706	$ 223,087
Shares issued in reinvestment of distributions	873	7,552	2,155	18,707
Shares redeemed and automatic conversion of shares	(6,451)	(55,390)	(24,128)	(207,560)
	(2,082)	$ (17,750)	3,733	$ 34,234
Class K
Shares sold	779,602	$ 6,695,517	3,682,765	$ 31,953,551
Shares issued in reinvestment of distributions	165,429	1,431,884	301,299	2,613,677
Shares redeemed	(1,366,486)	(11,825,503)	(2,284,269)	(19,802,967)
	(421,455)	$ (3,698,102)	1,699,795	$ 14,764,261
	85,482	$ 604,814	(395,205)	$ (1,444,096)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2025, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924  Investor C Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$439	$ 444,098
Affirm Asset Securitization Trust(a)
Series 2023-B, Class C, 7.81%, 09/15/28	1,500	1,507,264
Series 2023-B, Class D, 8.78%, 09/15/28	2,000	2,013,085
Series 2023-X1, Class C, 8.25%, 11/15/28	2,500	2,509,380
Series 2023-X1, Class D, 9.55%, 11/15/28	450	457,608
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,256,257
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,487,565
Series 2024-X1, Class D, 7.29%, 05/15/29	1,750	1,773,788
Series 2024-X2, Class C, 5.62%, 12/17/29	1,050	1,052,818
Series 2024-X2, Class D, 6.08%, 12/17/29	525	528,913
Series 2025-X1, Class B, 5.19%, 04/15/30	2,000	2,001,827
Series 2025-X1, Class D, 6.11%, 04/15/30	2,000	2,002,351
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	282	284,703
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	173	167,431
Series 2021-N2, Class C, 1.07%, 03/10/28	485	470,199
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. Term SOFR + 0.61%), 4.93%, 02/26/35(b)	52	51,099
CWABS, Inc. Asset-Backed Certificates Series, Series 2004-1, Class M1, (1 mo. Term SOFR + 0.86%), 5.18%, 03/25/34(b)	4	4,421
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	790,981
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A3, 4.28%, 02/01/36(c)	85	82,434
NetCredit Combined Receivables A LLC, Series 2025-A, Class A, 7.29%, 10/20/31(a)	1,175	1,184,904
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	558	560,217
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,025,263
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,473,617
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,548,732
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30	510	515,852
Westlake Automobile Receivables Trust(a)
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,943,473
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,104,451
Series 2024-1A, Class D, 6.02%, 10/15/29	1,360	1,387,623
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,067,649
Total Asset-Backed Securities — 5.5% (Cost: $38,780,121)		38,698,003

Security	Shares	Value
Common Stocks
Financial Services(d)(e) — 0.0%
Edcon Holdco 1	1,643,590	$ 1
Edcon Holdco 2	163,560	—
		1
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy, Inc., Class A, (Acquired 12/24/24, Cost: $—)(e)(f)	3,261	10,827
Total Common Stocks — 0.0% (Cost: $ — )		10,828

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$78	57,932
Aerospace & Defense — 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	239,918
General Dynamics Corp., 2.25%, 06/01/31	550	491,830
TransDigm, Inc.(a)
7.13%, 12/01/31	187	195,923
6.63%, 03/01/32	187	193,619
6.38%, 05/31/33	350	350,317
		1,471,607
Automobile Components(a) — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	259	269,653
Phinia, Inc., 6.63%, 10/15/32	69	70,075
		339,728
Automobiles — 0.2%
American Honda Finance Corp., 4.90%, 03/13/29(c)	450	456,877
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(c)	400	378,755
Carvana Co.(a)(g)
(9.00% PIK), 9.00%, 12/01/28	307	315,132
(9.00% PIK), 9.00%, 06/01/30(c)	216	226,765
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)(c)	266	280,641
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/26(a)	61	61,599
		1,719,769
Banks — 6.2%
Banco Santander SA
5.59%, 08/08/28	1,800	1,859,463
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)(c)	400	386,391
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	806,742
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	218,676
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	1,370	1,408,654
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	325	333,885
(1-day SOFR + 1.70%), 5.74%, 02/12/36	780	792,588
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	764,898
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	783,930
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	72,267

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
2.65%, 03/08/27	$435	$ 424,764
5.72%, 09/25/28	20	20,847
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	215,493
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	267,023
Bank of Nova Scotia, 1.05%, 03/02/26	550	538,027
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	308,732
Citigroup, Inc.(b)
(1-day SOFR + 1.14%), 4.64%, 05/07/28	270	270,716
(1-day SOFR + 1.83%), 6.02%, 01/24/36	283	290,618
(1-day SOFR + 2.11%), 2.57%, 06/03/31	2,285	2,072,293
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	147,462
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	81	89,818
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 0.80%), 1.43%, 03/09/27	370	362,007
(1-day SOFR + 1.09%), 1.99%, 01/27/32	1,073	929,385
(1-day SOFR + 1.25%), 2.38%, 07/21/32	1,295	1,130,983
(1-day SOFR + 1.28%), 2.62%, 04/22/32	1,377	1,223,951
(1-day SOFR + 1.42%), 5.02%, 10/23/35	1,530	1,511,493
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39	370	333,556
HSBC Holdings PLC(b)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	735	750,855
(1-day SOFR + 1.56%), 5.45%, 03/03/36	570	573,142
(1-day SOFR + 1.90%), 5.87%, 11/18/35	570	576,803
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	1,740	1,694,507
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27	855	870,706
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	579,376
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,736,171
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	1,720	1,743,097
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	373,015
(1-day SOFR + 1.34%), 4.95%, 10/22/35	805	796,568
(1-day SOFR + 1.99%), 4.85%, 07/25/28	665	671,933
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	472,721
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	580	502,558
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	1,063	949,338
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)(c)	1,410	1,529,225
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	370,257
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	275,582
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	614,206
Morgan Stanley
3.88%, 01/27/26	200	199,162
4.30%, 01/27/45	233	198,600
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	415	355,051
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	59,938
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	210	183,899
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	525	538,920
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	140	142,933
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	214,770
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	56,268
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	272,618
Royal Bank of Canada
3.63%, 05/04/27(c)	630	623,935
5.20%, 08/01/28	40	41,148
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
5.00%, 02/01/33	$10	$ 10,155
Santander U.K. Group Holdings PLC, (3-mo. SOFR US + 1.66%), 3.82%, 11/03/28(b)	240	235,192
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	1,049	1,048,371
Truist Financial Corp.
1.20%, 08/05/25	430	428,640
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,306
U.S. Bancorp(b)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	965	983,316
(1-day SOFR + 1.86%), 5.68%, 01/23/35	155	160,917
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)	240	217,863
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35	775	777,981
(1-day SOFR + 1.50%), 3.35%, 03/02/33	433	395,437
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	107,679
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	308	325,521
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	847,081
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	196,746
(1-day SOFR + 2.10%), 4.90%, 07/25/33	409	409,080
(1-day SOFR + 2.53%), 3.07%, 04/30/41	70	52,897
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1,374	1,258,744
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	80	74,746
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	535	532,475
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	360	327,786
Westpac Banking Corp., 2.96%, 11/16/40(c)	120	88,810
		44,020,707
Beverages — 0.3%
Coca-Cola Co.
3.00%, 03/05/51	90	59,796
5.30%, 05/13/54(c)	610	593,521
5.40%, 05/13/64	400	390,222
Diageo Capital PLC
2.13%, 04/29/32	380	323,903
5.50%, 01/24/33	725	754,690
PepsiCo, Inc., 4.65%, 02/15/53	365	321,774
		2,443,906
Biotechnology — 0.5%
Amgen, Inc.
2.60%, 08/19/26	800	785,230
5.65%, 03/02/53	165	161,105
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,119,191
Royalty Pharma PLC, 5.40%, 09/02/34(c)	500	506,587
		3,572,113
Building Materials — 0.4%
CRH America Finance, Inc., 5.50%, 01/09/35	1,235	1,265,637
Eagle Materials, Inc., 2.50%, 07/01/31	555	492,150
Martin Marietta Materials, Inc., 5.15%, 12/01/34	620	622,879
Masco Corp., 2.00%, 10/01/30(c)	160	138,885
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	79,434
		2,598,985
Building Products — 0.2%
Home Depot, Inc.
5.40%, 09/15/40(c)	200	202,167
3.13%, 12/15/49	110	74,232
5.40%, 06/25/64	30	28,802
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc.
3.35%, 04/01/27	$280	$ 275,829
5.80%, 09/15/62(c)	55	53,439
Patrick Industries, Inc., 6.38%, 11/01/32(a)	200	200,549
QXO Building Products, Inc., 6.75%, 04/30/32(a)	280	288,457
		1,123,475
Capital Markets — 1.2%
Ameriprise Financial, Inc., 5.70%, 12/15/28(c)	720	754,472
Ares Capital Corp.
2.15%, 07/15/26	352	343,005
2.88%, 06/15/28	425	400,492
Ares Management Corp., 5.60%, 10/11/54	463	436,944
Blue Owl Finance LLC, 6.25%, 04/18/34(c)	970	998,088
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	153,396
Brookfield Finance, Inc., 5.68%, 01/15/35	500	513,151
Charles Schwab Corp.
5.88%, 08/24/26	415	421,951
2.45%, 03/03/27	45	43,732
3.20%, 01/25/28	4	3,916
1.65%, 03/11/31	3	2,576
2.30%, 05/13/31(c)	13	11,567
1.95%, 12/01/31(c)	105	89,752
2.90%, 03/03/32(c)	4	3,598
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	358	379,857
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	92	95,359
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	32,932
FS KKR Capital Corp.
2.63%, 01/15/27	800	767,121
6.88%, 08/15/29	730	748,601
6.13%, 01/15/30(c)	230	228,422
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
9.75%, 01/15/29	226	219,544
10.00%, 11/15/29(a)	142	140,583
9.00%, 06/15/30	142	132,784
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	150	154,231
LPL Holdings, Inc., 5.65%, 03/15/35	945	950,125
Stonex Escrow Issuer LLC, 07/15/32(a)(h)	90	90,905
StoneX Group, Inc., 7.88%, 03/01/31(a)	322	337,535
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	100	104,940
		8,559,579
Chemicals — 0.3%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	63,294
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	192,756
Eastman Chemical Co., 5.63%, 02/20/34(c)	600	611,518
LYB International Finance III LLC, 4.20%, 05/01/50(c)	160	118,560
RPM International, Inc.
3.75%, 03/15/27	105	103,701
2.95%, 01/15/32	800	705,424
		1,795,253
Commercial Services & Supplies — 1.1%
Automatic Data Processing, Inc., 4.75%, 05/08/32	680	689,767
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
8.25%, 01/15/30	132	137,861
8.00%, 02/15/31(c)	68	70,430
8.38%, 06/15/32(c)	204	213,429
Ford Foundation
Series 2020, 2.42%, 06/01/50(c)	5	2,911
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Ford Foundation (continued)
Series 2020, 2.82%, 06/01/70	$30	$ 16,731
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32(a)(c)	176	181,725
GEO Group, Inc.
8.63%, 04/15/29	381	403,376
10.25%, 04/15/31	312	342,188
Georgetown University, Series 20A, 2.94%, 04/01/50	27	17,379
Hertz Corp., 12.63%, 07/15/29(a)(c)	336	351,375
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	175,256
Northwestern University, Series 2020, 2.64%, 12/01/50	266	165,066
President and Fellows of Harvard College, 2.52%, 10/15/50(c)	54	32,758
Quanta Services, Inc.
2.90%, 10/01/30	890	820,455
3.05%, 10/01/41	605	429,007
RELX Capital, Inc., 5.25%, 03/27/35	120	122,792
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(c)	72	42,424
S&P Global, Inc.
5.25%, 09/15/33	95	98,658
2.30%, 08/15/60	463	236,429
TR Finance LLC, 3.35%, 05/15/26	800	790,794
University of Chicago
Series 20B, 2.76%, 04/01/45	148	114,222
Series C, 2.55%, 04/01/50(c)	157	100,863
University of Southern California
4.98%, 10/01/53(c)	10	9,211
Series 21A, 2.95%, 10/01/51	190	121,417
Verisk Analytics, Inc.
4.13%, 03/15/29	1,056	1,048,900
5.25%, 06/05/34	1,170	1,194,835
Yale University, Series 2020, 2.40%, 04/15/50	272	160,735
		8,090,994
Communications Equipment — 0.0%
CommScope LLC, 8.25%, 03/01/27(a)	220	219,152
Construction & Engineering(a) — 0.1%
HTA Group Ltd., 7.50%, 06/04/29	204	208,101
Tutor Perini Corp., 11.88%, 04/30/29	184	207,132
		415,233
Consumer Finance — 1.1%
American Express Co.
4.05%, 05/03/29(c)	186	185,925
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	728,154
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	260,760
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	1,155	1,179,033
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	987,856
(1-day SOFR + 2.04%), 6.18%, 01/30/36	380	386,858
(1-day SOFR + 2.37%), 5.27%, 05/10/33	105	105,916
(1-day SOFR + 2.64%), 6.31%, 06/08/29	93	97,622
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34	710	825,296
Enova International, Inc., 9.13%, 08/01/29(a)	196	206,344
EZCORP, Inc., 7.38%, 04/01/32(a)(c)	55	57,893
goeasy Ltd.(a)
9.25%, 12/01/28	223	235,938
7.63%, 07/01/29	125	128,857
7.38%, 10/01/30	105	107,290
Mastercard, Inc.
4.55%, 01/15/35	385	378,622
2.95%, 03/15/51	1,580	1,039,154

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp.
6.63%, 05/15/29	$115	$ 118,111
7.88%, 03/15/30	195	207,201
7.50%, 05/15/31	201	210,015
SLM Corp., 6.50%, 01/31/30	115	120,708
Synchrony Financial, 7.25%, 02/02/33(c)	163	170,554
Visa, Inc., 3.65%, 09/15/47(c)	385	299,724
		8,037,831
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp., 1.75%, 04/20/32	160	136,878
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29(c)	267	283,174
Walmart, Inc.
4.90%, 04/28/35(c)	1,595	1,615,475
4.50%, 09/09/52	200	174,823
		2,210,350
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	313	285,730
Packaging Corp. of America
5.70%, 12/01/33	420	438,642
4.05%, 12/15/49	900	687,727
		1,412,099
Diversified REITs — 0.5%
American Tower Corp.
5.80%, 11/15/28	280	292,117
5.00%, 01/31/30	60	61,163
5.40%, 01/31/35	70	71,459
Crown Castle, Inc., 2.10%, 04/01/31	505	433,273
ERP Operating LP, 4.65%, 09/15/34	330	320,228
GLP Capital LP/GLP Financing II, Inc., 5.63%, 09/15/34	500	498,211
Iron Mountain, Inc., 7.00%, 02/15/29(a)(c)	90	93,168
Prologis LP, 5.25%, 06/15/53(c)	145	135,990
Rithm Capital Corp.(a)
8.00%, 04/01/29	273	275,816
8.00%, 07/15/30	90	90,450
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(c)
10.50%, 02/15/28	202	214,129
6.50%, 02/15/29	115	111,151
VICI Properties LP
5.63%, 04/01/35	610	615,607
5.63%, 05/15/52	77	71,075
		3,283,837
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.70%, 03/25/26	924	905,483
4.85%, 03/01/39	385	364,420
Cisco Systems, Inc., 4.95%, 02/24/32	1,000	1,025,036
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	280	281,436
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	351	355,590
GCI LLC, 4.75%, 10/15/28(a)	116	112,165
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	156	143,047
6.88%, 06/30/33	310	315,432
Lumen Technologies, Inc., 10.00%, 10/15/32(a)(c)	368	375,820
Sprint Capital Corp., 8.75%, 03/15/32	740	897,687
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA
6.00%, 09/30/34(c)	$70	$ 70,121
7.20%, 07/18/36	91	96,864
7.72%, 06/04/38	92	99,134
Verizon Communications, Inc.
5.25%, 04/02/35	910	917,582
5.40%, 07/02/37(a)	812	816,896
		6,776,713
Electric Utilities — 2.4%
AEP Texas, Inc.
5.25%, 05/15/52	140	126,183
Series I, 2.10%, 07/01/30(c)	260	231,006
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,009
Series O, 4.50%, 06/15/52	130	109,044
Alabama Power Co., 3.45%, 10/01/49	370	262,569
Ameren Illinois Co., 5.55%, 07/01/54	75	73,900
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	88,281
Arizona Public Service Co., 2.95%, 09/15/27	300	290,712
Atlantic City Electric Co., 2.30%, 03/15/31	370	328,317
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	106,297
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	165,337
Black Hills Corp., 6.00%, 01/15/35	150	155,571
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,926
Series AH, 3.60%, 03/01/52	55	39,557
Series AJ, 4.85%, 10/01/52(c)	75	67,029
Commonwealth Edison Co.
2.20%, 03/01/30	190	173,004
4.00%, 03/01/49	90	70,152
Series 130, 3.13%, 03/15/51	70	46,252
Connecticut Light and Power Co., 4.95%, 01/15/30	80	81,876
Consolidated Edison Co. of New York, Inc.(c)
5.70%, 05/15/54	130	129,777
Series 2006-A, 5.85%, 03/15/36	500	526,138
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	185,046
Consumers Energy Co.
4.60%, 05/30/29	50	50,514
4.63%, 05/15/33	110	108,922
2.65%, 08/15/52	72	43,880
4.20%, 09/01/52	60	49,061
Dominion Energy, Inc.
3.90%, 10/01/25	148	147,733
5.38%, 11/15/32	140	143,497
Series C, 3.38%, 04/01/30	58	55,119
DTE Electric Co., Series B, 3.65%, 03/01/52	217	159,483
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	95,881
Duke Energy Corp.
2.65%, 09/01/26	300	294,365
4.85%, 01/05/29(c)	180	182,827
4.20%, 06/15/49	530	411,725
5.00%, 08/15/52	60	52,602
Duke Energy Florida LLC, 5.88%, 11/15/33	85	90,589
Duke Energy Indiana LLC
5.25%, 03/01/34	60	61,341
5.40%, 04/01/53	20	19,053
Duke Energy Ohio, Inc., 4.30%, 02/01/49(c)	100	80,347
Duke Energy Progress LLC, 5.10%, 03/15/34	50	50,708
Entergy Arkansas LLC, 5.75%, 06/01/54	30	29,715
Entergy Corp., 0.90%, 09/15/25	85	84,362
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Mississippi LLC
5.00%, 09/01/33	$180	$ 180,253
5.85%, 06/01/54	40	40,091
Entergy Texas, Inc., 3.55%, 09/30/49	220	153,664
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	89,921
Evergy Metro, Inc.
3.65%, 08/15/25	300	299,622
5.40%, 04/01/34	35	35,801
Evergy, Inc., 2.90%, 09/15/29	50	46,950
Eversource Energy, Series M, 3.30%, 01/15/28	200	194,709
Exelon Corp.
5.15%, 03/15/29	45	46,163
5.60%, 03/15/53	70	67,271
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	24,731
Florida Power & Light Co.
4.80%, 05/15/33	55	55,142
4.05%, 10/01/44	300	247,571
3.15%, 10/01/49	40	27,027
2.88%, 12/04/51(c)	90	56,686
Idaho Power Co., 5.80%, 04/01/54	70	70,604
Indiana Michigan Power Co., 5.63%, 04/01/53(c)	50	49,077
Interstate Power and Light Co.
2.30%, 06/01/30	20	18,011
5.60%, 06/29/35	20	20,557
Kentucky Utilities Co., 3.30%, 06/01/50	60	40,343
MidAmerican Energy Co.
3.10%, 05/01/27	100	98,364
3.15%, 04/15/50	60	40,479
2.70%, 08/01/52(c)	105	64,996
National Grid PLC, 5.42%, 01/11/34	90	92,459
National Rural Utilities Cooperative Finance Corp.(c)
3.70%, 03/15/29	330	323,548
5.15%, 06/15/29	80	82,340
Nevada Power Co., 6.00%, 03/15/54	90	91,499
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	241,583
2.25%, 06/01/30	200	180,116
5.00%, 07/15/32	50	50,586
5.55%, 03/15/54	80	76,945
Northern States Power Co.
5.40%, 03/15/54	85	81,946
5.65%, 06/15/54	70	70,417
NSTAR Electric Co.
3.10%, 06/01/51	110	71,790
4.95%, 09/15/52	90	79,835
Oglethorpe Power Corp., 6.20%, 12/01/53	65	66,399
Ohio Power Co., 5.65%, 06/01/34	150	154,044
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	63,307
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	89,076
4.60%, 06/01/52	40	33,421
4.95%, 09/15/52	70	62,062
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	94,970
4.55%, 07/01/30(c)	65	63,441
6.95%, 03/15/34	10	10,765
3.30%, 08/01/40	90	64,386
4.95%, 07/01/50	270	217,622
3.50%, 08/01/50	190	121,825
6.75%, 01/15/53	70	70,430
5.90%, 10/01/54	95	86,131
PacifiCorp., 4.13%, 01/15/49	280	214,400
Security	Par (000)	Value
Electric Utilities (continued)
PECO Energy Co., 3.05%, 03/15/51	$70	$ 45,820
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	145,032
5.25%, 05/15/53	130	123,968
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,215
5.75%, 05/15/54	130	127,858
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	149,730
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	77,720
5.20%, 03/01/34	295	302,165
2.05%, 08/01/50	105	55,800
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	95,109
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	88,721
Sempra
3.70%, 04/01/29	140	136,456
5.50%, 08/01/33(c)	100	102,074
Southern California Edison Co.
5.45%, 06/01/31(c)	240	244,198
3.65%, 02/01/50	100	66,094
5.75%, 04/15/54	20	17,915
Series C, 4.13%, 03/01/48(c)	370	268,360
Southern Co.
3.25%, 07/01/26	350	346,221
5.70%, 03/15/34(c)	185	193,320
System Energy Resources, Inc., 5.30%, 12/15/34	820	810,388
Tampa Electric Co.
5.15%, 03/01/35	755	758,525
3.45%, 03/15/51	35	24,127
Tucson Electric Power Co.
1.50%, 08/01/30(c)	90	77,505
5.50%, 04/15/53	30	28,412
Union Electric Co.
4.00%, 04/01/48	230	180,522
5.45%, 03/15/53	10	9,648
Virginia Electric and Power Co.
3.30%, 12/01/49	190	128,141
5.35%, 01/15/54	195	183,161
5.65%, 03/15/55(c)	40	39,397
Series A, 3.80%, 04/01/28	750	745,374
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	104	110,536
Wisconsin Electric Power Co., 4.75%, 09/30/32(c)	20	20,219
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	92,069
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	58,064
Xcel Energy, Inc.
4.00%, 06/15/28(c)	900	892,181
5.45%, 08/15/33	100	101,994
3.50%, 12/01/49	50	34,244
		17,238,366
Electronic Equipment, Instruments & Components — 0.6%
Allegion PLC, 3.50%, 10/01/29	90	86,215
Arrow Electronics, Inc., 5.88%, 04/10/34(c)	944	974,850
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	833,630
3.57%, 12/01/31	610	561,458
Honeywell International, Inc., 4.50%, 01/15/34	750	734,694
Jabil, Inc., 1.70%, 04/15/26(c)	1,055	1,030,370
Keysight Technologies, Inc., 4.95%, 10/15/34	325	321,311
		4,542,528
Energy Equipment & Services(a) — 0.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	124	131,178

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy Equipment & Services (continued)
Tidewater, Inc., 07/15/30(h)	$40	$ 41,154
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	177	181,413
Viridien, 10.00%, 10/15/30	150	147,608
		501,353
Entertainment(a) — 0.1%
Light & Wonder International, Inc.
7.25%, 11/15/29	135	139,085
7.50%, 09/01/31	198	207,190
Odeon Finco PLC, 12.75%, 11/01/27	200	208,977
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29	125	71,562
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30	150	147,956
		774,770
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
4.75%, 07/15/30(c)	115	117,151
5.20%, 11/15/34	570	583,399
Waste Connections, Inc.
2.60%, 02/01/30	305	283,791
5.25%, 09/01/35	1,070	1,093,976
Waste Management, Inc., 4.95%, 07/03/31	915	939,253
		3,017,570
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	1,300	1,271,624
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)	200	196,620
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	49,948
9.25%, 07/01/31	220	231,541
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	292,500
3.63%, 10/01/31(c)	81	72,127
Credit Acceptance Corp.(a)
9.25%, 12/15/28	192	203,259
6.63%, 03/15/30	105	106,295
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	40	40,431
Intercontinental Exchange, Inc., 3.00%, 09/15/60	180	108,641
Nasdaq, Inc., 3.85%, 06/30/26(c)	32	31,818
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(a)	130	132,789
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	120	124,366
6.88%, 05/15/32	95	97,135
6.88%, 02/15/33(c)	140	143,500
Rocket Cos., Inc.(a)
6.13%, 08/01/30	105	106,998
6.38%, 08/01/33	120	122,784
UWM Holdings LLC, 6.63%, 02/01/30(a)	160	160,165
		3,492,541
Food Products — 0.3%
Kroger Co., 5.00%, 09/15/34	240	238,283
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,100	990,278
Post Holdings, Inc.(a)
6.38%, 03/01/33	156	157,422
6.25%, 10/15/34	105	105,596
Security	Par (000)	Value
Food Products (continued)
U.S. Foods, Inc., 7.25%, 01/15/32(a)(c)	$199	$ 209,556
United Natural Foods, Inc., 6.75%, 10/15/28(a)(c)	218	215,158
		1,916,293
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	283	291,812
Atmos Energy Corp.
1.50%, 01/15/31	30	25,612
5.75%, 10/15/52	105	104,955
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	87,053
National Fuel Gas Co., 5.95%, 03/15/35	450	459,974
NiSource, Inc.
3.60%, 05/01/30(c)	60	57,550
5.35%, 04/01/34	80	81,331
3.95%, 03/30/48	130	100,324
5.00%, 06/15/52	20	17,687
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	77,554
Southern California Gas Co., 5.75%, 06/01/53	100	98,413
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	146,804
4.95%, 09/15/34	10	9,898
Southwest Gas Corp.
3.70%, 04/01/28	80	78,390
2.20%, 06/15/30	85	76,352
Venture Global Plaque, 6.75%, 01/15/36	110	110,000
Washington Gas Light Co., 3.65%, 09/15/49	30	21,533
		1,845,242
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	383	254,207
CSX Corp.
2.60%, 11/01/26	800	782,815
4.90%, 03/15/55(c)	55	49,322
		1,086,344
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	250,831
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	270	281,813
Insulet Corp., 6.50%, 04/01/33(a)	207	215,815
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	50	50,270
5.35%, 12/01/28(c)	160	164,945
		963,674
Health Care Providers & Services — 1.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(a)	109	106,293
Allina Health System, Series 2021, 2.90%, 11/15/51(c)	230	139,510
Banner Health, Series 2020, 3.18%, 01/01/50(c)	119	77,902
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	57,938
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(c)	169	104,002
CommonSpirit Health, 3.91%, 10/01/50	339	250,990
DaVita, Inc.(a)
6.88%, 09/01/32	201	208,272
6.75%, 07/15/33	90	92,934
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	114,291
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	36,335
HCA, Inc.
5.45%, 04/01/31	535	551,659
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
3.63%, 03/15/32	$720	$ 664,118
5.60%, 04/01/34	425	434,838
5.13%, 06/15/39	485	456,132
3.50%, 07/15/51	175	115,924
4.63%, 03/15/52	745	598,695
6.00%, 04/01/54	180	176,094
5.95%, 09/15/54(c)	170	165,216
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(c)	73	54,997
Inova Health System Foundation, 4.07%, 05/15/52	18	14,220
IQVIA, Inc., 6.25%, 02/01/29	95	99,289
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	40,649
Series 2021, 3.00%, 06/01/51	161	104,139
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	29,763
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	52,450
MPH Acquisition Holdings LLC(a)
5.75%, 12/31/30	125	102,969
(11.50% PIK), 11.50%, 12/31/30(g)	104	103,139
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	75,826
Quest Diagnostics, Inc.
4.60%, 12/15/27(c)	1,125	1,135,184
4.63%, 12/15/29	1,380	1,393,600
Sutter Health, Series 20A, 3.36%, 08/15/50(c)	54	37,273
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	37,948
UnitedHealth Group, Inc., 6.05%, 02/15/63	195	197,871
Universal Health Services, Inc., 5.05%, 10/15/34	645	615,470
WakeMed, Series A, 3.29%, 10/01/52(c)	81	54,019
		8,499,949
Health Care REITs — 0.3%
Diversified Healthcare Trust, 4.38%, 03/01/31	179	151,178
MPT Operating Partnership LP/MPT Finance Corp.(c)
5.00%, 10/15/27	161	148,714
8.50%, 02/15/32(a)	50	52,328
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	1,000	1,005,612
Ventas Realty LP
5.10%, 07/15/32	280	283,194
5.00%, 01/15/35(c)	670	658,536
		2,299,562
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.70%, 07/01/34(c)	806	811,102
Hotels, Restaurants & Leisure — 0.9%
Amer Sports Co., 6.75%, 02/16/31(a)(c)	269	280,080
Darden Restaurants, Inc.
4.35%, 10/15/27(c)	355	355,679
4.55%, 10/15/29	355	353,974
6.30%, 10/10/33	240	257,190
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	275	285,316
Hyatt Hotels Corp., 5.38%, 12/15/31	1,625	1,647,714
Las Vegas Sands Corp., 6.20%, 08/15/34(c)	85	86,825
Marriott International, Inc.
5.00%, 10/15/27	170	172,788
5.55%, 10/15/28	310	321,566
5.35%, 03/15/35	800	806,547
Series AA, 4.65%, 12/01/28	46	46,357
Series FF, 4.63%, 06/15/30(c)	41	41,097
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
Series HH, 2.85%, 04/15/31	$670	$ 608,374
McDonald’s Corp.
3.63%, 09/01/49	180	130,561
5.15%, 09/09/52(c)	350	320,502
Sabre GLBL, Inc.(a)
8.63%, 06/01/27(c)	51	52,211
11.25%, 12/15/27(c)	97	101,452
11.13%, 07/15/30	185	193,510
		6,061,743
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27	90	90,614
MDC Holdings, Inc., 3.97%, 08/06/61	30	21,740
NVR, Inc., 3.00%, 05/15/30	1,375	1,280,705
Whirlpool Corp.
6.13%, 06/15/30(c)	70	70,615
6.50%, 06/15/33	70	70,224
		1,533,898
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50	160	103,145
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc., 6.25%, 11/01/34(a)(c)	80	81,508
Industrial Conglomerates — 0.0%
Eaton Corp., 4.70%, 08/23/52(c)	90	80,149
Enpro, Inc., 6.13%, 06/01/33(a)	40	40,893
		121,042
Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	50	50,709
Aflac, Inc., 4.75%, 01/15/49	45	38,864
Allstate Corp., 5.05%, 06/24/29	470	482,327
American International Group, Inc., 4.85%, 05/07/30	470	477,481
Arthur J Gallagher & Co.
3.50%, 05/20/51	440	305,883
6.75%, 02/15/54	235	260,271
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	352,050
Athene Holding Ltd.
3.95%, 05/25/51	30	21,194
3.45%, 05/15/52	55	34,902
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	100	103,959
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	104,895
2.85%, 10/15/50	95	61,305
3.85%, 03/15/52	175	135,416
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	77,162
Brown & Brown, Inc.
4.20%, 03/17/32	120	114,815
5.65%, 06/11/34	520	534,126
4.95%, 03/17/52	340	294,184
Enstar Group Ltd., 3.10%, 09/01/31	1,785	1,586,848
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	546,296
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	334,130
6.35%, 03/22/54	330	334,223
6.10%, 03/15/55	254	248,793
Fidelity National Financial, Inc., 3.40%, 06/15/30	1,000	933,346
Markel Group, Inc., 6.00%, 05/16/54	485	484,317

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	$111	$ 105,464
4.20%, 03/01/48	515	423,306
MGIC Investment Corp., 5.25%, 08/15/28	63	63,001
Principal Financial Group, Inc.
5.38%, 03/15/33	233	239,324
5.50%, 03/15/53	90	86,951
Progressive Corp.
4.13%, 04/15/47	135	111,049
3.70%, 03/15/52(c)	35	26,100
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,029,011
Travelers Cos., Inc., 5.45%, 05/25/53	140	136,912
Unum Group, 4.13%, 06/15/51	410	304,564
Willis North America, Inc., 5.90%, 03/05/54	940	934,305
		11,377,483
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.50%, 05/15/35	1,975	1,949,067
2.25%, 08/15/60(c)	335	176,873
Cogent Communications Group LLC, 7.00%, 06/15/27(a)(c)	269	270,232
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)	120	120,214
Meta Platforms, Inc., 5.60%, 05/15/53	170	169,998
Netflix, Inc., 5.40%, 08/15/54	100	98,688
Snap, Inc., 6.88%, 03/01/33(a)(c)	135	138,527
		2,923,599
Internet Software & Services — 0.5%
Match Group Holdings II LLC, 5.63%, 02/15/29(a)(c)	116	115,152
Rakuten Group, Inc.(a)
11.25%, 02/15/27(c)	225	244,319
9.75%, 04/15/29	200	219,076
Uber Technologies, Inc., 5.35%, 09/15/54	115	107,267
VeriSign, Inc.
2.70%, 06/15/31	2,332	2,089,709
5.25%, 06/01/32	225	229,301
Wayfair LLC(a)(c)
7.25%, 10/31/29	100	100,045
7.75%, 09/15/30	335	337,079
		3,441,948
IT Services — 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	95	92,455
CACI International, Inc., 6.38%, 06/15/33(a)	204	210,518
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	300	287,626
5.30%, 02/05/54	200	187,135
International Business Machines Corp., 4.25%, 05/15/49	746	600,917
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	23,892
		1,402,543
Machinery — 0.3%
IDEX Corp., 2.63%, 06/15/31(c)	2,189	1,948,993
Otis Worldwide Corp.
3.11%, 02/15/40	70	53,760
3.36%, 02/15/50(c)	70	48,300
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	320,911
		2,371,964
Security	Par (000)	Value
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29(c)	$367	$ 374,353
7.38%, 03/01/31	355	370,411
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	385	248,062
Comcast Corp., 2.35%, 01/15/27	200	194,566
CSC Holdings LLC(a)
5.50%, 04/15/27	150	143,212
11.25%, 05/15/28(c)	351	349,679
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27(c)	139	138,546
10.00%, 02/15/31	418	405,804
FactSet Research Systems, Inc.(c)
2.90%, 03/01/27	1,575	1,534,707
3.45%, 03/01/32	483	440,315
Fox Corp., 5.48%, 01/25/39	500	489,361
Nexstar Media, Inc., 4.75%, 11/01/28(a)(c)	146	142,212
Paramount Global, 4.20%, 05/19/32	190	173,413
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30(c)	192	155,280
4.38%, 12/31/32(c)	174	121,964
8.13%, 02/15/33	90	90,919
Sirius XM Radio LLC, 4.13%, 07/01/30(a)(c)	446	411,230
TEGNA, Inc., 4.63%, 03/15/28(c)	254	246,847
Time Warner Cable LLC, 4.50%, 09/15/42	250	199,121
		6,230,002
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,599,496
4.90%, 02/28/33	565	567,186
Champion Iron Canada, Inc., 07/15/32(a)(h)	100	101,389
Compass Minerals International, Inc., 8.00%, 07/01/30(a)	275	284,113
Eldorado Gold Corp., 6.25%, 09/01/29(a)	138	138,272
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	257	272,330
8.00%, 03/01/33	200	205,062
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)(c)	200	199,062
New Gold, Inc., 6.88%, 04/01/32(a)	201	207,146
Novelis Corp., 6.88%, 01/30/30(a)(c)	95	98,223
Reliance, Inc., 2.15%, 08/15/30	1,575	1,396,047
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51(c)	10	6,074
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	785	798,726
Southern Copper Corp., 7.50%, 07/27/35	900	1,032,354
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	111	103,305
Taseko Mines Ltd., 8.25%, 05/01/30(a)(c)	65	68,047
Vallourec SACA, 7.50%, 04/15/32(a)	100	104,826
		7,181,658
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	45	47,867
Starwood Property Trust, Inc.
3.63%, 07/15/26	152	149,417
7.25%, 04/01/29(c)	87	91,508
6.50%, 10/15/30	85	87,758
		376,550
Office REITs — 0.1%
Hudson Pacific Properties LP
5.95%, 02/15/28	142	138,407
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Hudson Pacific Properties LP (continued)
4.65%, 04/01/29(c)	$154	$ 138,363
3.25%, 01/15/30	84	68,679
		345,449
Oil, Gas & Consumable Fuels — 2.9%
California Resources Corp., 8.25%, 06/15/29(a)(c)	333	341,817
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)(c)	181	180,459
Canadian Natural Resources Ltd., 4.95%, 06/01/47(c)	100	85,382
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	161,500
Cheniere Energy, Inc., 5.65%, 04/15/34	600	614,508
Chevron Corp., 3.08%, 05/11/50	60	40,407
Chevron USA, Inc., 4.98%, 04/15/35	2,160	2,184,362
Chord Energy Corp., 6.75%, 03/15/33(a)(c)	125	127,703
Comstock Resources, Inc., 6.75%, 03/01/29(a)	172	172,385
ConocoPhillips Co., 3.80%, 03/15/52	85	61,704
Continental Resources, Inc., 4.38%, 01/15/28	100	98,601
Coterra Energy, Inc.
4.38%, 03/15/29	660	653,617
5.60%, 03/15/34(c)	260	262,207
5.40%, 02/15/35	205	202,924
CVR Energy, Inc., 8.50%, 01/15/29(a)	142	142,056
DCP Midstream Operating LP, 3.25%, 02/15/32	17	15,023
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	370	384,016
7.38%, 06/30/33	60	59,720
Devon Energy Corp.(c)
5.20%, 09/15/34	200	194,227
5.75%, 09/15/54	300	270,084
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	348	362,351
Diamondback Energy, Inc.
6.25%, 03/15/33	125	133,127
5.90%, 04/18/64	170	157,340
Energy Transfer LP
5.20%, 04/01/30	190	194,236
5.60%, 09/01/34	550	558,588
5.40%, 10/01/47	610	543,218
EOG Resources, Inc., 5.65%, 12/01/54(c)	125	122,019
Equinor ASA, 3.25%, 11/18/49	500	349,510
Expand Energy Corp., 5.70%, 01/15/35	297	301,235
Exxon Mobil Corp., 3.45%, 04/15/51	5	3,544
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	128	133,848
8.88%, 04/15/30	129	136,970
7.88%, 05/15/32(c)	134	139,326
8.00%, 05/15/33	75	78,414
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(c)	268	281,851
Greenfire Resources Ltd., 12.00%, 10/01/28(a)(c)	167	175,774
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(c)	211	216,244
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	350	360,448
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	332,666
Kinder Morgan, Inc., 5.95%, 08/01/54	470	461,248
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	296	298,093
MPLX LP
5.20%, 03/01/47	47	41,000
4.70%, 04/15/48	355	288,004
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.50%, 02/15/49	$535	$ 483,062
4.90%, 04/15/58	340	272,580
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	265,756
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	326	328,897
ONEOK Partners LP, 6.13%, 02/01/41	75	74,721
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,217,954
6.10%, 11/15/32	590	623,948
7.15%, 01/15/51(c)	80	86,151
Phillips 66 Co., 5.65%, 06/15/54	120	111,423
Plains All American Pipeline LP, 5.95%, 06/15/35	775	796,730
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	150	143,379
5.70%, 09/15/34	70	71,358
4.90%, 02/15/45	170	144,712
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	150	152,774
Shell International Finance BV
6.38%, 12/15/38	67	74,325
3.00%, 11/26/51(c)	178	114,585
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	110	112,534
Talos Production, Inc.(a)(c)
9.00%, 02/01/29	202	206,821
9.38%, 02/01/31	202	206,234
Targa Resources Corp.
5.50%, 02/15/35(c)	1,345	1,349,712
5.55%, 08/15/35	975	979,933
TotalEnergies Capital SA, 5.49%, 04/05/54(c)	440	423,418
Valaris Ltd., 8.38%, 04/30/30(a)(c)	262	268,805
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	85	87,851
8.38%, 06/01/31(c)	80	83,091
9.88%, 02/01/32(c)	83	89,637
Western Midstream Operating LP, 6.35%, 01/15/29	65	68,048
		20,760,195
Passenger Airlines(a) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29(c)	132	138,406
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	221	215,007
		353,413
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	83,531
3.70%, 08/01/47	30	23,550
		107,081
Pharmaceuticals — 1.0%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	75	75,658
AbbVie, Inc.
4.05%, 11/21/39	50	43,825
4.40%, 11/06/42	135	118,700
4.70%, 05/14/45	145	129,997
5.40%, 03/15/54	260	252,812
5.50%, 03/15/64	165	160,001
AstraZeneca PLC, 4.38%, 11/16/45(c)	200	174,081
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	169	167,310
Cardinal Health, Inc.
5.45%, 02/15/34	158	162,580
5.35%, 11/15/34	750	764,876
Cencora, Inc.
3.45%, 12/15/27	1,427	1,400,483
4.85%, 12/15/29	420	426,645

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
2.70%, 03/15/31	$117	$ 105,632
5.15%, 02/15/35(c)	155	156,315
Eli Lilly & Co.
4.90%, 02/12/32	530	544,384
4.88%, 02/27/53	115	105,382
4.95%, 02/27/63	160	145,363
HLF Financing SARL LLC/Herbalife International, Inc.(a)
12.25%, 04/15/29	163	177,357
4.88%, 06/01/29(c)	84	70,631
Johnson & Johnson
3.63%, 03/03/37(c)	195	174,510
3.70%, 03/01/46	279	223,871
Merck & Co., Inc.
4.00%, 03/07/49	330	262,483
5.00%, 05/17/53(c)	710	652,713
Novartis Capital Corp., 2.75%, 08/14/50	271	173,398
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	74,198
Pfizer, Inc., 7.20%, 03/15/39	80	95,038
Zoetis, Inc., 3.00%, 05/15/50	100	65,721
		6,903,964
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 5.95%, 08/15/34	500	526,409
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29(c)	630	636,920
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	629,610
4.25%, 11/30/46(c)	700	568,348
3.25%, 09/13/49	330	220,844
		1,418,802
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 12.25%, 03/30/29(a)	195	207,991
Analog Devices, Inc.
1.70%, 10/01/28	385	356,922
2.80%, 10/01/41	240	174,636
2.95%, 10/01/51(c)	30	19,474
Broadcom, Inc.
3.15%, 11/15/25	198	196,960
4.00%, 04/15/29(a)	80	78,908
Marvell Technology, Inc., 5.95%, 09/15/33	90	95,043
Texas Instruments, Inc., 2.70%, 09/15/51	570	346,134
		1,476,068
Software — 1.6%
AppLovin Corp.
5.13%, 12/01/29	350	354,556
5.38%, 12/01/31	815	829,323
CoreWeave, Inc., 9.25%, 06/01/30(a)(c)	507	518,323
Electronic Arts, Inc., 2.95%, 02/15/51	150	93,668
Fiserv, Inc.
5.45%, 03/02/28(c)	790	811,804
5.60%, 03/02/33	865	896,923
5.45%, 03/15/34	90	92,187
4.40%, 07/01/49(c)	780	638,575
Intuit, Inc.
1.65%, 07/15/30(c)	71	62,650
5.20%, 09/15/33	460	476,586
5.50%, 09/15/53	150	148,925
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.53%, 06/01/50(c)	$325	$ 200,840
2.50%, 09/15/50	125	76,703
Oracle Corp.
2.95%, 04/01/30(c)	385	359,531
4.65%, 05/06/30	235	237,143
2.88%, 03/25/31	615	560,892
5.50%, 08/03/35	1,610	1,645,671
3.65%, 03/25/41	845	666,158
4.50%, 07/08/44	90	76,026
3.60%, 04/01/50	70	48,954
3.95%, 03/25/51	111	81,928
5.55%, 02/06/53	427	401,539
5.38%, 09/27/54	720	658,178
3.85%, 04/01/60	683	470,671
Roper Technologies, Inc., 4.50%, 10/15/29	665	666,321
ServiceNow, Inc., 1.40%, 09/01/30	72	62,401
		11,136,476
Specialty Retail — 0.2%
AutoZone, Inc.
5.05%, 07/15/26	920	925,811
4.50%, 02/01/28	180	181,381
5.40%, 07/15/34	65	66,555
FirstCash, Inc., 6.88%, 03/01/32(a)	229	236,968
Foot Locker, Inc., 4.00%, 10/01/29(a)(c)	80	75,464
Nordstrom, Inc., 4.38%, 04/01/30(c)	227	209,311
		1,695,490
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	25	26,522
NCR Atleos Corp., 9.50%, 04/01/29(a)	312	341,753
NetApp, Inc., 5.70%, 03/17/35	713	732,225
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(a)	70	71,045
		1,171,545
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 06/15/32	1,200	1,217,861
Under Armour, Inc., 7.25%, 07/15/30(a)	208	210,643
William Carter Co., 5.63%, 03/15/27(a)	85	84,471
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	156	139,870
		1,652,845
Tobacco — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,336,840
5.63%, 02/06/35	135	137,617
5.80%, 02/14/39	727	736,577
5.95%, 02/14/49(c)	600	596,673
4.45%, 05/06/50	215	168,252
3.70%, 02/04/51	430	297,584
4.00%, 02/04/61(c)	965	681,227
BAT Capital Corp.
5.83%, 02/20/31	190	199,937
7.75%, 10/19/32	25	28,895
6.00%, 02/20/34	1,200	1,264,941
4.39%, 08/15/37	420	375,571
7.08%, 08/02/43	145	159,699
7.08%, 08/02/53	170	189,355
Philip Morris International, Inc.
5.75%, 11/17/32	710	750,610
5.38%, 02/15/33	290	299,488
5.63%, 09/07/33	650	681,104
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	$510	$ 433,054
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	150	157,045
		8,494,469
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	880	858,396
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(c)	280	265,433
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	250,851
5.45%, 03/01/54	65	62,871
Essential Utilities, Inc.
2.70%, 04/15/30(c)	180	165,737
5.38%, 01/15/34	75	75,983
		555,442
Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA(a)
6.25%, 03/25/29	67	67,567
7.38%, 04/02/32	253	258,765
Motorola Solutions, Inc.
4.60%, 05/23/29(c)	260	261,293
5.40%, 04/15/34(c)	625	637,408
5.55%, 08/15/35	230	234,507
5.50%, 09/01/44	927	904,585
T-Mobile U.S., Inc.
5.15%, 04/15/34	75	75,957
5.30%, 05/15/35	1,120	1,134,041
5.50%, 01/15/55(c)	165	156,425
5.25%, 06/15/55	550	502,290
3.60%, 11/15/60	420	280,053
5.80%, 09/15/62	685	670,991
Viasat, Inc.(a)
6.50%, 07/15/28	216	204,140
7.50%, 05/30/31	329	284,907
Zegona Finance PLC, 8.63%, 07/15/29(a)(c)	200	213,500
		5,886,429
Total Corporate Bonds — 35.7% (Cost: $258,201,978)		252,590,466
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	600,657
Chile — 0.1%
Chile Government International Bonds, 3.10%, 01/22/61	650	394,225
Indonesia — 0.1%
Indonesia Government International Bonds
4.75%, 07/18/47(a)	300	269,700
3.35%, 03/12/71	200	125,518
		395,218
Mexico — 0.1%
Mexico Government International Bonds
6.05%, 01/11/40	100	95,286
4.50%, 01/31/50	340	248,625
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
7.38%, 05/13/55	$340	$ 351,900
3.77%, 05/24/61	535	315,115
		1,010,926
Panama — 0.0%
Panama Government International Bonds, 3.87%, 07/23/60(c)	220	125,400
Peru — 0.0%
Peruvian Government International Bonds, 3.55%, 03/10/51	455	312,130
Philippines — 0.1%
Philippines Government International Bonds
2.65%, 12/10/45	200	129,575
3.20%, 07/06/46	200	140,544
5.90%, 02/04/50	240	245,100
		515,219
Poland — 0.0%
Republic of Poland Government International Bonds, 5.50%, 03/18/54	250	231,250
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	227,079
Total Foreign Agency Obligations — 0.5% (Cost: $4,562,560)		3,812,104
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	105,127
Series S-1, 6.92%, 04/01/40	25	27,964
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(c)	140	91,171
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	96,056
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	77,172
Series N, 3.71%, 05/15/2120	85	52,238
State of California, GO, BAB, 7.60%, 11/01/40	150	180,737
State of California, Refunding GO, 3.50%, 04/01/28(c)	200	197,439
University of California, RB, Series AD, 4.86%, 05/15/2112	115	96,500
		924,404
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	106,966
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(c)	110	94,931
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	112,714
State of Illinois, GO, 5.10%, 06/01/33(c)	223	223,014
		430,659
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-4, 4.48%, 08/01/39	65	61,985

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	$115	$ 87,783
Series D, 3.20%, 07/01/50(c)	80	52,942
		140,725
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(c)	100	67,180
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	27,468
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	49,043
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	197,540
		274,051
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	171,619
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	130	133,900
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	65	70,619
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	252,641
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	44,701
Series 210, 4.03%, 09/01/48	200	163,624
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	183,505
		848,990
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	105,450
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	52,460
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	62,685
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	65,513
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	72,017
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	66,483
		266,698
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	36,279
Total Municipal Bonds — 0.5% (Cost: $4,430,153)		3,487,466
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.6%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	4	3,241
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.07%, 02/25/40	$3,000	$ 3,116,753
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.07%, 02/25/40	3,300	3,427,276
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.41%, 10/25/41	4,250	4,352,997
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.06%, 12/25/41	3,400	3,471,853
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.46%, 12/25/41	4,042	4,149,356
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.31%, 01/25/42	3,540	3,620,733
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.56%, 03/25/42	2,860	3,095,892
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.56%, 03/25/42	1,400	1,490,460
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 7.41%, 03/25/42	3,500	3,605,224
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.81%, 04/25/42	1,500	1,574,684
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.31%, 04/25/42	1,323	1,358,426
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.81%, 02/25/44	2,250	2,287,852
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.01%, 07/25/44	1,690	1,696,187
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,571
Fannie Mae Connecticut Avenue Securities(b)
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.67%, 07/25/30	1,619	1,635,195
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.61%, 11/25/41(a)	1,900	1,949,959
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.31%, 11/25/41(a)	1,789	1,801,109
Fannie Mae REMIC Trust, Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.86%, 08/25/42(a)(b)	2,500	2,615,625
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.31%, 11/25/50	1,500	1,659,330
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.96%, 01/25/51	3,500	3,673,611
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.71%, 08/25/33	3,100	3,449,924
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.81%, 10/25/33	2,500	2,817,847
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.36%, 01/25/34	3,000	3,202,500
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.71%, 10/25/41	3,520	3,614,843
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.96%, 11/25/41	2,243	2,316,853
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.31%, 08/25/33	3,750	4,118,877
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.46%, 12/25/33	1,000	1,104,126
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.66%, 12/25/41	1,000	1,011,190
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.81%, 01/25/42	3,000	3,054,390
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.06%, 02/25/42	$3,000	$ 3,115,262
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.66%, 04/25/42	2,500	2,631,468
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.56%, 05/25/42	2,000	2,138,355
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.31%, 03/25/52	1,500	1,680,519
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.56%, 03/25/42	4,150	4,403,978
		89,248,466
Commercial Mortgage-Backed Securities(b) — 0.2%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	667,720
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(a)	150	148,062
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.15%, 05/10/50	300	284,253
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		1,110,858
Total Non-Agency Mortgage-Backed Securities — 12.8% (Cost: $90,691,021)		90,359,324
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.31%, 12/25/50(a)(b)	680	725,742
Commercial Mortgage-Backed Securities — 1.6%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.61%, 09/25/26	531	519,713
Series 2018-M1, Class A2, 3.09%, 12/25/27	1,010	985,495
Series 2018-M7, Class A2, 3.13%, 03/25/28	1,408	1,373,062
Series 2018-M8, Class A2, 3.41%, 06/25/28	3,367	3,298,338
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,548	1,527,805
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,174,655
Series K061, Class A2, 3.35%, 11/25/26(b)	1,531	1,513,041
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,172,635
		11,564,744
Mortgage-Backed Securities — 27.5%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	51	45,743
4.00%, 02/01/47 - 02/01/57	966	912,528
3.50%, 11/01/51	2,878	2,656,525
(11th District Cost of Funds + 1.25%), 4.19%, 09/01/34(b)	39	38,143
(12-mo. RFUCCT US + 1.43%), 6.43%, 04/01/35(b)	17	16,850
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(b)	10	9,734
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(b)	19	19,678
(12-mo. RFUCCT US + 1.71%), 6.71%, 04/01/40(b)	1	1,006
(12-mo. RFUCCT US + 1.75%), 7.18%, 08/01/41(b)	9	9,273
(12-mo. RFUCCT US + 1.78%), 6.71%, 01/01/42(b)	4	4,269
(12-mo. RFUCCT US + 1.81%), 6.71%, 02/01/42(b)	1	554
(12-mo. RFUCCT US + 1.82%), 7.32%, 09/01/41(b)	10	10,311
(6-mo. RFUCCT US + 1.04%), 5.66%, 05/01/33(b)	2	2,006
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
(6-mo. RFUCCT US + 1.36%), 5.99%, 10/01/32(b)	$6	$ 6,005
Freddie Mac Mortgage-Backed Securities
4.00%, 07/01/25 - 01/01/49	2,092	1,993,591
5.00%, 08/01/25 - 03/01/48	231	233,539
3.50%, 04/01/26 - 04/01/49	4,852	4,507,641
2.50%, 02/01/27	94	92,446
3.00%, 05/01/27 - 10/01/47	3,963	3,569,144
6.00%, 11/01/28 - 04/01/38	160	167,390
6.50%, 06/01/29 - 08/01/36	160	169,405
7.50%, 12/01/30	— (i)	259
4.50%, 04/01/31 - 01/01/49	773	757,860
5.50%, 05/01/33 - 08/01/38	372	381,810
(11th District Cost of Funds + 1.25%), 4.18%, 11/01/27(b)	11	10,473
(12-mo. RFUCCT US + 1.60%), 7.35%, 08/01/43(b)	3	2,869
(12-mo. RFUCCT US + 1.65%), 6.42%, 05/01/43(b)	13	12,918
(12-mo. RFUCCT US + 1.67%), 7.12%, 08/01/41(b)	10	10,833
(12-mo. RFUCCT US + 1.75%), 6.75%, 04/01/38(b)	27	27,366
(12-mo. RFUCCT US + 1.75%), 6.69%, 02/01/40(b)	18	18,387
(12-mo. RFUCCT US + 1.79%), 7.66%, 09/01/32(b)	— (i)	170
(12-mo. RFUCCT US + 1.89%), 7.63%, 07/01/41(b)	4	4,093
(12-mo. RFUCCT US + 1.90%), 6.78%, 01/01/42(b)	— (i)	34
(1-year CMT + 2.34%), 6.59%, 04/01/32(b)	5	4,609
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 01/20/55(j)	1,808	1,858,061
7.50%, 08/20/30	1	1,133
6.00%, 01/15/32 - 09/20/54(j)	3,003	3,052,066
5.00%, 11/20/33 - 07/15/54(j)	4,249	4,193,817
5.50%, 05/20/36 - 07/15/54(j)	4,740	4,759,310
4.50%, 03/15/39 - 07/15/54(j)	2,800	2,710,815
4.00%, 09/15/40 - 09/15/49	3,841	3,623,702
3.50%, 01/15/41 - 02/20/52	5,089	4,709,449
3.00%, 01/20/43 - 07/15/54(j)	5,700	5,084,440
2.50%, 12/20/46 - 07/15/54(j)	6,893	5,827,101
2.00%, 12/20/51 - 07/15/54(j)	7,002	5,702,617
Uniform Mortgage-Backed Securities
4.00%, 08/01/25 - 07/15/54(j)	4,702	4,503,981
3.00%, 12/01/26 - 07/15/54(j)	11,105	9,962,210
2.50%, 09/01/28 - 07/14/55(j)	27,139	23,102,540
4.50%, 04/01/29 - 07/15/54(j)	4,786	4,639,214
7.50%, 09/01/29	— (i)	446
6.50%, 12/01/30 - 11/01/54(j)	5,353	5,567,592
3.50%, 11/01/31 - 07/15/54(j)	5,491	5,090,971
7.00%, 01/01/32 - 06/01/32	9	8,870
6.00%, 03/01/32 - 08/01/54(j)	29,520	30,020,018
5.50%, 10/01/32 - 11/01/54(j)	9,592	9,649,701
5.00%, 05/01/33 - 07/15/54(j)	6,715	6,624,631
2.00%, 12/01/35 - 07/15/54(j)	38,275	31,463,178
1.50%, 03/01/36 - 07/01/51	7,724	6,298,968
		194,152,293
Total U.S. Government Sponsored Agency Securities — 29.2% (Cost: $225,555,183)		206,442,779
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39	1,000	996,250
4.63%, 02/15/40	10,000	10,058,203
4.75%, 11/15/43	3,400	3,396,414
4.13%, 08/15/44 - 08/15/53	15,700	14,326,059
3.38%, 11/15/48	12,200	9,650,867

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.00%, 02/29/28	$48,381	$ 48,747,638
3.63%, 05/31/28	2,800	2,794,094
4.63%, 04/30/29	7,100	7,321,875
4.38%, 11/30/30	30,000	30,775,781
3.88%, 08/15/34	2,470	2,411,627
Total U.S. Treasury Obligations — 18.4% (Cost: $131,833,434)		130,478,808
Total Long-Term Investments — 102.6% (Cost: $754,054,450)		725,879,778

	Shares
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(k)(l)(m)	43,222,582	43,239,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(k)(l)	100,000	100,000
		43,339,872

	Par (000)
U.S. Treasury Obligations — 3.0%
U.S. Treasury Bills(n)
4.31%, 09/02/25(c)	$9,100	9,032,100
4.27%, 09/04/25	11,400	11,312,340
4.38%, 09/04/25	200	198,462
4.36%, 09/11/25	800	793,204
		21,336,106
Total Short-Term Securities — 9.1% (Cost: $64,665,257)		64,675,978
Total Investments Before TBA Sale Commitments — 111.7% (Cost: $818,719,707)		790,555,756
Security	Par (000)	Value
TBA Sale Commitments(j)
Mortgage-Backed Securities — (0.1)%
Ginnie Mae Mortgage-Backed Securities, 6.50%, 07/15/54	$(196)	$ (201,222)
Uniform Mortgage-Backed Securities, 3.50%, 07/15/54	(757)	(681,276)
Total TBA Sale Commitments — (0.1)% (Proceeds: $(867,254))		(882,498)
Total Investments, Net of TBA Sale Commitments — 111.6% (Cost: $817,852,453)		789,673,258
Liabilities in Excess of Other Assets — (11.6)%		(82,335,915)
Net Assets — 100.0%		$ 707,337,343

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $10,827, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Rounds to less than 1,000.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Master Portfolio.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(n)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 34,828,678	$ 8,415,999 (a)	$ —	$ (4,250)	$ (555)	$ 43,239,872	43,222,582	$ 197,095 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	2,119	—
				$ (4,250)	$ (555)	$ 43,339,872		$ 199,214	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	52	09/15/25	$ 3,923	$ 42,426
U.S. Long Bond	143	09/19/25	16,494	574,725
Ultra U.S. Treasury Bond	115	09/19/25	13,681	345,182
Long Gilt	18	09/26/25	2,299	38,385
2-Year U.S. Treasury Note	433	09/30/25	90,084	354,731
5-Year U.S. Treasury Note	141	09/30/25	15,371	88,373
				1,443,822
Short Contracts
Euro Bund	51	09/08/25	7,819	44,362
10-Year Canadian Bond	33	09/18/25	2,956	(6,885)
10-Year U.S. Treasury Note	105	09/19/25	11,773	(173,813)
10-Year U.S. Ultra Long Treasury Note	119	09/19/25	13,596	(233,087)
				(369,423)
				$ 1,074,399
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	190,000	USD	33,370	Goldman Sachs International	09/17/25	$ 939
BRL	20,000	USD	3,533	HSBC Bank PLC	09/17/25	78
BRL	2,340,000	USD	417,939	HSBC Bank PLC	09/17/25	4,605
CAD	6,320,000	USD	4,640,945	Barclays Bank PLC	09/17/25	18,032
CAD	250,000	USD	183,699	HSBC Bank PLC	09/17/25	596
CAD	370,000	USD	272,279	Royal Bank of Canada	09/17/25	478
CAD	830,000	USD	608,041	Toronto-Dominion Bank	09/17/25	3,818
CHF	20,000	USD	24,706	Barclays Bank PLC	09/17/25	743
CHF	190,000	USD	236,480	Deutsche Bank AG	09/17/25	5,290
CHF	240,000	USD	298,151	Deutsche Bank AG	09/17/25	7,243
CHF	350,000	USD	436,526	Deutsche Bank AG	09/17/25	8,840
CLP	257,000,000	USD	273,725	JPMorgan Chase Bank N.A.	09/17/25	2,095
COP	650,000,000	USD	157,119	Bank of America N.A.	09/17/25	314
COP	300,000,000	USD	71,109	BNP Paribas SA	09/17/25	1,552
COP	40,000,000	USD	9,469	Goldman Sachs International	09/17/25	220
COP	370,000,000	USD	89,260	HSBC Bank PLC	09/17/25	355
CZK	1,300,000	USD	60,144	Deutsche Bank AG	09/17/25	1,935
CZK	13,090,000	USD	605,584	Goldman Sachs International	09/17/25	19,508
CZK	300,000	USD	13,972	Morgan Stanley & Co. International PLC	09/17/25	354
EUR	40,000	USD	47,146	Barclays Bank PLC	09/17/25	211
EUR	5,055,000	USD	5,837,187	Barclays Bank PLC	09/17/25	147,640
EUR	60,000	USD	69,817	UBS AG	09/17/25	1,219
GBP	240,000	USD	325,554	Citibank N.A.	09/17/25	4,043
GBP	280,000	USD	376,284	Citibank N.A.	09/17/25	8,247
GBP	330,000	USD	444,394	Citibank N.A.	09/17/25	8,802
GBP	420,000	USD	562,720	Citibank N.A.	09/17/25	14,076
GBP	220,000	USD	298,228	Goldman Sachs International	09/17/25	3,903
GBP	210,000	USD	285,346	HSBC Bank PLC	09/17/25	3,052
GBP	520,000	USD	706,147	Morgan Stanley & Co. International PLC	09/17/25	7,981
IDR	1,220,000,000	USD	73,655	Bank of America N.A.	09/17/25	1,682
IDR	2,270,000,000	USD	138,821	Bank of America N.A.	09/17/25	1,354
IDR	1,520,000,000	USD	93,510	Citibank N.A.	09/17/25	352
IDR	25,170,000,000	USD	1,541,713	Goldman Sachs International	09/17/25	12,567
IDR	1,470,000,000	USD	90,367	HSBC Bank PLC	09/17/25	407
IDR	490,000,000	USD	29,940	JPMorgan Chase Bank N.A.	09/17/25	318
IDR	3,860,000,000	USD	234,636	Standard Chartered Bank	09/17/25	3,724

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	6,000,000	USD	69,728	Standard Chartered Bank	09/17/25	$ 31
JPY	251,000,000	USD	1,745,634	Barclays Bank PLC	09/17/25	12,432
JPY	68,000,000	USD	473,193	Toronto-Dominion Bank	09/17/25	3,095
KRW	225,000,000	USD	166,500	Deutsche Bank AG	09/17/25	581
KRW	35,000,000	USD	25,743	Goldman Sachs International	09/17/25	248
KRW	135,000,000	USD	100,241	Goldman Sachs International	09/17/25	8
KRW	880,000,000	USD	651,997	HSBC Bank PLC	09/17/25	1,477
MXN	5,000,000	USD	261,068	Deutsche Bank AG	09/17/25	3,242
MXN	1,200,000	USD	62,480	HSBC Bank PLC	09/17/25	954
NOK	3,800,000	USD	375,683	Barclays Bank PLC	09/17/25	1,500
NOK	3,200,000	USD	317,430	JPMorgan Chase Bank N.A.	09/17/25	198
NZD	30,000	USD	18,095	Deutsche Bank AG	09/17/25	239
NZD	520,000	USD	314,015	Deutsche Bank AG	09/17/25	3,766
NZD	500,000	USD	302,269	JPMorgan Chase Bank N.A.	09/17/25	3,289
NZD	610,000	USD	370,703	JPMorgan Chase Bank N.A.	09/17/25	2,078
NZD	110,000	USD	66,654	Morgan Stanley & Co. International PLC	09/17/25	568
SEK	3,000,000	USD	309,957	Citibank N.A.	09/17/25	8,735
SEK	4,500,000	USD	476,441	Citibank N.A.	09/17/25	1,597
SEK	1,300,000	USD	137,050	Deutsche Bank AG	09/17/25	1,050
SEK	1,600,000	USD	166,849	Morgan Stanley & Co. International PLC	09/17/25	3,120
SGD	520,000	USD	408,518	Goldman Sachs International	09/17/25	2,733
SGD	3,380,000	USD	2,643,233	Royal Bank of Canada	09/17/25	29,899
SGD	80,000	USD	63,149	Standard Chartered Bank	09/17/25	120
SGD	90,000	USD	70,623	Standard Chartered Bank	09/17/25	555
THB	2,200,000	USD	67,760	HSBC Bank PLC	09/17/25	307
TWD	1,400,000	USD	48,383	Goldman Sachs International	09/17/25	604
TWD	700,000	USD	24,292	HSBC Bank PLC	09/17/25	202
USD	14,803	CAD	20,000	Morgan Stanley & Co. International PLC	09/17/25	60
USD	893,685	GBP	650,000	Citibank N.A.	09/17/25	1,026
USD	91,110	JPY	13,000,000	HSBC Bank PLC	09/17/25	55
USD	20,087	NOK	200,000	Goldman Sachs International	09/17/25	235
USD	9,988	NOK	100,000	Morgan Stanley & Co. International PLC	09/17/25	62
USD	1,542,421	PHP	86,300,000	Bank of America N.A.	09/17/25	12,530
USD	143,428	PHP	8,000,000	Goldman Sachs International	09/17/25	1,608
USD	207,926	PHP	11,700,000	HSBC Bank PLC	09/17/25	513
USD	95,662	SEK	900,000	BNP Paribas SA	09/17/25	54
ZAR	2,500,000	USD	138,770	BNP Paribas SA	09/17/25	1,657
ZAR	49,300,000	USD	2,757,248	Goldman Sachs International	09/17/25	11,966
ZAR	500,000	USD	28,076	HSBC Bank PLC	09/17/25	9
						408,976
CAD	180,000	USD	133,261	Royal Bank of Canada	09/17/25	(569)
CLP	52,000,000	USD	56,031	Barclays Bank PLC	09/17/25	(224)
COP	650,000,000	USD	157,648	Citibank N.A.	09/17/25	(215)
INR	14,800,000	USD	172,320	JPMorgan Chase Bank N.A.	09/17/25	(248)
JPY	10,000,000	USD	70,273	HSBC Bank PLC	09/17/25	(230)
JPY	22,000,000	USD	154,333	HSBC Bank PLC	09/17/25	(240)
NOK	100,000	USD	10,057	Morgan Stanley & Co. International PLC	09/17/25	(132)
SEK	3,700,000	USD	393,441	UBS AG	09/17/25	(388)
USD	71,426	AUD	110,000	Bank of America N.A.	09/17/25	(1,085)
USD	256,489	AUD	390,000	Bank of America N.A.	09/17/25	(596)
USD	272,154	AUD	420,000	Bank of America N.A.	09/17/25	(4,707)
USD	585,918	AUD	900,000	Bank of America N.A.	09/17/25	(7,356)
USD	687,488	AUD	1,050,000	Bank of America N.A.	09/17/25	(4,665)
USD	280,051	AUD	430,000	Goldman Sachs International	09/17/25	(3,402)
USD	1,426,823	AUD	2,190,000	HSBC Bank PLC	09/17/25	(16,809)
USD	429,569	AUD	660,000	JPMorgan Chase Bank N.A.	09/17/25	(5,499)
USD	44,465	BRL	250,000	Barclays Bank PLC	09/17/25	(679)
USD	506,799	BRL	2,881,000	Goldman Sachs International	09/17/25	(13,437)
USD	147,233	CAD	200,000	Citibank N.A.	09/17/25	(203)
USD	14,643	CAD	20,000	Deutsche Bank AG	09/17/25	(100)
USD	189,289	CAD	260,000	Deutsche Bank AG	09/17/25	(2,378)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	264,016	CAD	360,000	JPMorgan Chase Bank N.A.	09/17/25	$ (1,369)
USD	172,961	CHF	140,000	Goldman Sachs International	09/17/25	(5,185)
USD	261,526	CHF	210,000	Goldman Sachs International	09/17/25	(5,694)
USD	1,144,637	CHF	930,000	Royal Bank of Canada	09/17/25	(38,765)
USD	218,746	COP	930,000,000	JPMorgan Chase Bank N.A.	09/17/25	(6,503)
USD	186,321	EUR	160,000	Barclays Bank PLC	09/17/25	(3,110)
USD	94,618	EUR	80,000	BNP Paribas SA	09/17/25	(98)
USD	830,979	EUR	720,000	Citibank N.A.	09/17/25	(21,459)
USD	57,986	EUR	50,000	Deutsche Bank AG	09/17/25	(1,211)
USD	151,122	EUR	130,000	Deutsche Bank AG	09/17/25	(2,790)
USD	69,427	EUR	60,000	Goldman Sachs International	09/17/25	(1,610)
USD	11,540	EUR	10,000	Morgan Stanley & Co. International PLC	09/17/25	(299)
USD	571,282	EUR	490,000	Morgan Stanley & Co. International PLC	09/17/25	(8,850)
USD	215,937	GBP	160,000	HSBC Bank PLC	09/17/25	(3,795)
USD	82,332	GBP	60,000	Morgan Stanley & Co. International PLC	09/17/25	(67)
USD	109,000	HUF	38,000,000	Barclays Bank PLC	09/17/25	(2,558)
USD	195,664	HUF	69,000,000	Barclays Bank PLC	09/17/25	(6,901)
USD	202,090	HUF	71,000,000	Barclays Bank PLC	09/17/25	(6,346)
USD	483,996	HUF	171,000,000	Barclays Bank PLC	09/17/25	(18,012)
USD	122,781	HUF	43,000,000	Deutsche Bank AG	09/17/25	(3,455)
USD	223,401	HUF	79,000,000	Deutsche Bank AG	09/17/25	(8,521)
USD	806,768	HUF	284,000,000	Morgan Stanley & Co. International PLC	09/17/25	(26,976)
USD	180,753	HUF	63,000,000	Royal Bank of Canada	09/17/25	(4,197)
USD	32,394	INR	2,800,000	Citibank N.A.	09/17/25	(161)
USD	68,865	INR	6,000,000	Citibank N.A.	09/17/25	(894)
USD	120,783	INR	10,500,000	Goldman Sachs International	09/17/25	(1,295)
USD	54,624	JPY	8,000,000	Morgan Stanley & Co. International PLC	09/17/25	(1,410)
USD	90,636	JPY	13,000,000	Morgan Stanley & Co. International PLC	09/17/25	(419)
USD	520,100	JPY	75,000,000	Toronto-Dominion Bank	09/17/25	(5,218)
USD	9,442	KRW	12,910,798	Bank of America N.A.	09/17/25	(145)
USD	7,395	KRW	10,000,000	Barclays Bank PLC	09/17/25	(31)
USD	193,119	KRW	265,000,000	Citibank N.A.	09/17/25	(3,666)
USD	111,285	KRW	152,089,202	Deutsche Bank AG	09/17/25	(1,654)
USD	1,447,281	KRW	1,978,520,000	Deutsche Bank AG	09/17/25	(21,935)
USD	51,896	MXN	1,000,000	BNP Paribas SA	09/17/25	(966)
USD	159,690	MXN	3,100,000	HSBC Bank PLC	09/17/25	(4,182)
USD	374,586	MXN	7,200,000	Morgan Stanley & Co. International PLC	09/17/25	(6,020)
USD	2,369,548	NZD	3,920,000	Barclays Bank PLC	09/17/25	(26,031)
USD	127,131	NZD	210,000	Morgan Stanley & Co. International PLC	09/17/25	(1,203)
USD	28,277	PHP	1,600,000	Bank of America N.A.	09/17/25	(87)
USD	193,734	PHP	11,000,000	Bank of America N.A.	09/17/25	(1,269)
USD	147,956	PHP	8,500,000	Goldman Sachs International	09/17/25	(2,728)
USD	105,733	PHP	6,100,000	HSBC Bank PLC	09/17/25	(2,406)
USD	107,901	PHP	6,200,000	Standard Chartered Bank	09/17/25	(2,010)
USD	27,550	PLN	100,000	Bank of America N.A.	09/17/25	(144)
USD	242,297	PLN	900,000	Bank of America N.A.	09/17/25	(6,948)
USD	27,074	PLN	100,000	Barclays Bank PLC	09/17/25	(620)
USD	26,776	PLN	100,000	Goldman Sachs International	09/17/25	(918)
USD	174,677	PLN	650,000	Goldman Sachs International	09/17/25	(5,334)
USD	2,343,908	PLN	8,750,000	Morgan Stanley & Co. International PLC	09/17/25	(79,311)
USD	66,966	PLN	250,000	Nomura International PLC	09/17/25	(2,269)
USD	270,572	PLN	1,000,000	Nomura International PLC	09/17/25	(6,367)
USD	127,443	SEK	1,200,000	Deutsche Bank AG	09/17/25	(34)
USD	3,381,491	SEK	32,300,000	Goldman Sachs International	09/17/25	(49,761)
USD	20,982	SEK	200,000	Morgan Stanley & Co. International PLC	09/17/25	(264)
USD	296,381	SEK	2,800,000	Morgan Stanley & Co. International PLC	09/17/25	(1,065)
USD	110,040	SGD	140,000	Barclays Bank PLC	09/17/25	(681)
USD	94,360	SGD	120,000	Standard Chartered Bank	09/17/25	(544)
USD	17,435	TWD	500,000	Bank of America N.A.	09/17/25	(60)
USD	227,969	TWD	6,700,000	Bank of America N.A.	09/17/25	(6,469)
USD	160,529	ZAR	2,900,000	Citibank N.A.	09/17/25	(2,366)
USD	172,668	ZAR	3,125,000	Citibank N.A.	09/17/25	(2,865)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	218,858	ZAR	3,975,000	Citibank N.A.	09/17/25	$ (4,421)
USD	313,402	ZAR	5,700,000	Citibank N.A.	09/17/25	(6,770)
USD	87,870	ZAR	1,600,000	Goldman Sachs International	09/17/25	(2,003)
ZAR	3,100,000	USD	174,768	Citibank N.A.	09/17/25	(639)
						(504,516)
						$ (95,540)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	9	$ (670)	$ (546)	$ (124)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	1,311	$ 100,700	$ 81,668	$ 19,032
CDX.NA.IG.44.V1	1.00	Quarterly	06/20/30	BBB+	USD	10,930	245,693	221,652	24,041
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	BB+	EUR	9,232	234,567	215,677	18,890
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	1,831	203,637	177,045	26,592
							$ 784,597	$ 696,042	$ 88,555

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.91%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/35	EUR	290	$ 1,926	$ 274	$ 1,652
3.29%	At Termination	UK RPI All Items NSA	At Termination	04/15/35	GBP	10	13	3	10
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	540	1,763	394	1,369
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	270	585	222	363
3.26%	At Termination	UK RPI All Items NSA	At Termination	05/15/35	GBP	10	45	19	26
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/16/35	USD	320	(1,412)	7	(1,419)
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/13/35	USD	330	954	7	947
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/13/35	USD	340	(72)	7	(79)
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	06/15/35	EUR	270	1,813	(15)	1,828
3.18%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	470	156	3,117	(2,961)
3.24%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	230	(1,607)	546	(2,153)
3.24%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	500	(3,856)	2,018	(5,874)
3.27%	At Termination	UK RPI All Items NSA	At Termination	06/15/35	GBP	210	(2,296)	6	(2,302)
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	510	1,845	11	1,834
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	510	$ 1,628	$ 11	$ 1,617
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/17/35	USD	340	655	7	648
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/18/35	USD	340	512	7	505
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/20/35	USD	1,010	(1,232)	21	(1,253)
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/23/35	USD	1,010	(344)	21	(365)
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/24/35	USD	1,010	(1,615)	21	(1,636)
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/25/35	USD	1,350	(2,081)	(667)	(1,414)
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/02/35	USD	380	(294)	(174)	(120)
							$ (2,914)	$ 5,863	$ (8,777)
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.48%	Annual	0.77%	Annual	09/17/25 (a)	09/17/27	JPY	423,848	$ (389)	$ 14	$ (403)
Tokyo Overnight Average Rate, 0.48%	Annual	0.77%	Annual	09/17/25 (a)	09/17/27	JPY	282,608	(163)	9	(172)
Tokyo Overnight Average Rate, 0.48%	Annual	0.78%	Annual	09/17/25 (a)	09/17/27	JPY	1,250,750	1,084	41	1,043
Tokyo Overnight Average Rate, 0.48%	Annual	0.79%	Annual	09/17/25 (a)	09/17/27	JPY	1,695,466	3,680	56	3,624
Tokyo Overnight Average Rate, 0.48%	Annual	0.79%	Annual	09/17/25 (a)	09/17/27	JPY	426,449	604	14	590
Tokyo Overnight Average Rate, 0.48%	Annual	0.80%	Annual	09/17/25 (a)	09/17/27	JPY	295,344	803	10	793
Tokyo Overnight Average Rate, 0.48%	Annual	0.81%	Annual	09/17/25 (a)	09/17/27	JPY	619,034	2,787	20	2,767
1.98%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/27	EUR	22,980	12,538	(10,922)	23,460
3.36%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	22,150	(4,867)	6,881	(11,748)
3.38%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	8,925	(4,976)	(196)	(4,780)
3.57%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	9,420	(39,754)	2,066	(41,820)
3.57%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	10,300	(7,079)	(6,771)	(308)
3.60%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	143,390	(670,594)	(93,892)	(576,702)
3.65%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	26,840	(75,321)	(24,209)	(51,112)
3.66%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/27	USD	9,350	(54,482)	(1,668)	(52,814)
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	19,720	(112,047)	(17,369)	(94,678)
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/27	GBP	13,340	(76,750)	(34,005)	(42,745)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.08%	Annual	09/17/25 (a)	09/17/28	EUR	9,050	(10,754)	6,582	(17,336)
1-day CORRA, 2.75%	Semi-Annual	2.60%	Semi-Annual	09/17/25 (a)	09/17/28	CAD	16,610	32,519	3,709	28,810
3.23%	Quarterly	3-mo. BBSW, 3.60%	Quarterly	09/17/25 (a)	09/17/28	AUD	11,590	(7,306)	50	(7,356)
3-mo. BBSW, 3.60%	Quarterly	3.51%	Quarterly	09/17/25 (a)	09/17/28	AUD	3,750	21,833	13,810	8,023
3.57%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/28	USD	12,060	(83,734)	(11,097)	(72,637)
1-day SONIA, 4.22%	Annual	3.66%	Annual	09/17/25 (a)	09/17/28	GBP	7,400	32,329	11,902	20,427
1-day TIIEFONDEO, 8.14%	Monthly	7.76%	Monthly	09/17/25 (a)	09/11/30	MXN	14,650	2,313	7	2,306
1-day TIIEFONDEO, 8.14%	Monthly	7.81%	Monthly	09/17/25 (a)	09/11/30	MXN	11,140	2,796	5	2,791
1-day TIIEFONDEO, 8.14%	Monthly	8.01%	Monthly	09/17/25 (a)	09/11/30	MXN	14,250	9,822	7	9,815
1-day TIIEFONDEO, 8.14%	Monthly	8.24%	Monthly	09/17/25 (a)	09/11/30	MXN	12,790	15,261	6	15,255
1-day SSARON, (0.03%)	Annual	0.22%	Annual	09/17/25 (a)	09/17/30	CHF	460	1,498	97	1,401
1-day SSARON, (0.03%)	Annual	0.63%	Annual	09/17/25 (a)	09/17/30	CHF	120	3,527	253	3,274

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.39%	Quarterly	1-day THOR, 1.74%	Quarterly	09/17/25 (a)	09/17/30	THB	18,050	$ (3,235)	$ 6	$ (3,241)
1.92%	Semi-Annual	1-day SORA, 1.56%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	380	(3,621)	3	(3,624)
1.94%	Semi-Annual	1-day SORA, 1.56%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	380	(3,908)	3	(3,911)
3-mo. KRW CDC, 2.56%	Quarterly	2.18%	Quarterly	09/17/25 (a)	09/17/30	KRW	653,410	(6,907)	5	(6,912)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.21%	Annual	09/17/25 (a)	09/17/30	EUR	530	(2,300)	(407)	(1,893)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.23%	Annual	09/17/25 (a)	09/17/30	EUR	600	(2,175)	(843)	(1,332)
3-mo. KRW CDC, 2.56%	Quarterly	2.25%	Quarterly	09/17/25 (a)	09/17/30	KRW	745,080	(6,252)	6	(6,258)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.25%	Annual	09/17/25 (a)	09/17/30	EUR	47,490	(104,349)	75,739	(180,088)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.26%	Annual	09/17/25 (a)	09/17/30	EUR	340	(601)	(339)	(262)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.27%	Annual	09/17/25 (a)	09/17/30	EUR	210	(208)	(544)	336
6-mo. EURIBOR, 2.05%	Semi-Annual	2.27%	Annual	09/17/25 (a)	09/17/30	EUR	400	(389)	43	(432)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.28%	Annual	09/17/25 (a)	09/17/30	EUR	440	(323)	(388)	65
2.29%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	6,280	(3,558)	(220)	(3,338)
3-mo. KRW CDC, 2.56%	Quarterly	2.30%	Quarterly	09/17/25 (a)	09/17/30	KRW	803,250	(5,329)	6	(5,335)
2.30%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	3,710	(2,269)	(393)	(1,876)
2.30%	Annual	3-mo. STIBOR, 2.13%	Quarterly	09/17/25 (a)	09/17/30	SEK	6,030	(3,648)	687	(4,335)
6-mo. EURIBOR, 2.05%	Semi-Annual	2.30%	Annual	09/17/25 (a)	09/17/30	EUR	550	357	1,258	(901)
3-mo. KRW CDC, 2.56%	Quarterly	2.33%	Quarterly	09/17/25 (a)	09/17/30	KRW	247,213	(1,336)	2	(1,338)
3-mo. KRW CDC, 2.56%	Quarterly	2.36%	Quarterly	09/17/25 (a)	09/17/30	KRW	1,030,010	(4,660)	8	(4,668)
3-mo. KRW CDC, 2.56%	Quarterly	2.37%	Quarterly	09/17/25 (a)	09/17/30	KRW	665,247	(2,718)	5	(2,723)
3-mo. KRW CDC, 2.56%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	1,199,360	(3,635)	10	(3,645)
3-mo. KRW CDC, 2.56%	Quarterly	2.40%	Quarterly	09/17/25 (a)	09/17/30	KRW	788,360	(2,251)	6	(2,257)
3-mo. KRW CDC, 2.56%	Quarterly	2.45%	Quarterly	09/17/25 (a)	09/17/30	KRW	807,220	(1,070)	7	(1,077)
3-mo. KRW CDC, 2.56%	Quarterly	2.58%	Quarterly	09/17/25 (a)	09/17/30	KRW	850,950	2,849	6	2,843
3-mo. KRW CDC, 2.56%	Quarterly	2.62%	Quarterly	09/17/25 (a)	09/17/30	KRW	827,500	3,877	6	3,871
3-mo. KRW CDC, 2.56%	Quarterly	2.63%	Quarterly	09/17/25 (a)	09/17/30	KRW	586,060	3,065	4	3,061
1-day CORRA, 2.75%	Semi-Annual	2.74%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	870	3,219	555	2,664
2.88%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	4,610	(4,589)	7	(4,596)
2.93%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	4,520	(5,872)	6	(5,878)
2.95%	Quarterly	3-mo. HIBOR, 1.68%	Quarterly	09/17/25 (a)	09/17/30	HKD	4,890	(6,798)	7	(6,805)
1-day SOFR, 4.45%	Annual	3.40%	Annual	09/17/25 (a)	09/17/30	USD	8,850	2,810	(5,811)	8,621
3.43%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	400	(746)	4	(750)
3.43%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	130	(232)	(40)	(192)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.54%	Annual	09/17/25 (a)	09/17/30	CZK	12,710	(2,817)	7	(2,824)
6-mo. PRIBOR, 3.48%	Semi-Annual	3.56%	Annual	09/17/25 (a)	09/17/30	CZK	14,350	(2,535)	7	(2,542)
6-mo. BBSW, 3.78%	Semi-Annual	3.59%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	1,000	(890)	7	(897)
3.61%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	780	(7,791)	3,006	(10,797)
1-day SOFR, 4.45%	Annual	3.63%	Annual	09/17/25 (a)	09/17/30	USD	3,950	42,909	993	41,916
1-day SOFR, 4.45%	Annual	3.63%	Annual	09/17/25 (a)	09/17/30	USD	60,400	673,486	95,588	577,898
3-mo. BBR, 3.60%	Quarterly	3.66%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	820	1,150	6	1,144
1-day SONIA, 4.22%	Annual	3.67%	Annual	09/17/25 (a)	09/17/30	GBP	4,285	6,515	6,886	(371)
3.68%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	380	(5,001)	1,002	(6,003)
1-day SOFR, 4.45%	Annual	3.70%	Annual	09/17/25 (a)	09/17/30	USD	3,550	50,954	3,478	47,476
3.70%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	450	(6,475)	(1,258)	(5,217)
6-mo. BBSW, 3.78%	Semi-Annual	3.71%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	920	2,387	7	2,380
3.72%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	300	(1,430)	401	(1,831)
3.73%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	440	(2,171)	392	(2,563)
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	310	(1,716)	(230)	(1,486)
3.74%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	370	(2,218)	333	(2,551)
1-day SONIA, 4.22%	Annual	3.75%	Annual	09/17/25 (a)	09/17/30	GBP	25,440	165,554	78,141	87,413
3.76%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	340	(2,346)	195	(2,541)
3.78%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/30	USD	2,610	(46,501)	(15,816)	(30,685)
3-mo. BBR, 3.60%	Quarterly	3.80%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	355	1,912	2	1,910
6-mo. NIBOR, 4.37%	Semi-Annual	3.82%	Annual	09/17/25 (a)	09/17/30	NOK	2,060	1,189	(84)	1,273
1-day SONIA, 4.22%	Annual	3.85%	Annual	09/17/25 (a)	09/17/30	GBP	11,210	142,778	25,987	116,791
1-day SONIA, 4.22%	Annual	3.86%	Annual	09/17/25 (a)	09/17/30	GBP	5,170	66,982	31,591	35,391
3.88%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/30	GBP	260	(3,707)	(15)	(3,692)
6-mo. NIBOR, 4.37%	Semi-Annual	3.90%	Annual	09/17/25 (a)	09/17/30	NOK	4,260	4,055	(732)	4,787
6-mo. NIBOR, 4.37%	Semi-Annual	3.95%	Annual	09/17/25 (a)	09/17/30	NOK	7,650	8,975	1,443	7,532
6-mo. NIBOR, 4.37%	Semi-Annual	3.97%	Annual	09/17/25 (a)	09/17/30	NOK	5,870	7,426	(311)	7,737
6-mo. NIBOR, 4.37%	Semi-Annual	4.06%	Annual	09/17/25 (a)	09/17/30	NOK	6,250	10,328	535	9,793
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Annual	6-mo. WIBOR, 5.04%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	6,030	$ (47,747)	$ 17	$ (47,764)
3-mo. JIBAR, 7.29%	Quarterly	7.53%	Quarterly	09/17/25 (a)	09/17/30	ZAR	9,160	3,597	6	3,591
3-mo. JIBAR, 7.29%	Quarterly	7.62%	Quarterly	09/17/25 (a)	09/17/30	ZAR	13,860	8,311	9	8,302
3-mo. JIBAR, 7.29%	Quarterly	7.69%	Quarterly	09/17/25 (a)	09/17/30	ZAR	13,710	10,225	8	10,217
2.57%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/35	EUR	6,670	39,711	(26,585)	66,296
2.61%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/35	EUR	240	366	(1,024)	1,390
1-day SOFR, 4.45%	Annual	3.69%	Annual	09/17/25 (a)	09/17/35	USD	2,140	1,323	(1,279)	2,602
1-day SOFR, 4.45%	Annual	3.73%	Annual	09/17/25 (a)	09/17/35	USD	4,280	16,454	4,400	12,054
1-day SONIA, 4.22%	Annual	4.02%	Annual	09/17/25 (a)	09/17/35	GBP	1,500	3,183	3,384	(201)
1-day SONIA, 4.22%	Annual	4.08%	Annual	09/17/25 (a)	09/17/35	GBP	28,210	236,569	168,546	68,023
1-day SONIA, 4.22%	Annual	4.16%	Annual	09/17/25 (a)	09/17/35	GBP	3,170	55,566	31,141	24,425
1-day SONIA, 4.22%	Annual	4.17%	Annual	09/17/25 (a)	09/17/35	GBP	45	836	136	700
1.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	62,596	(1,197)	8	(1,205)
1.30%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	131,200	(4,402)	16	(4,418)
1.33%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	264,250	(14,236)	33	(14,269)
1.34%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	89,832	(5,458)	11	(5,469)
1.34%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	59,897	(3,560)	8	(3,568)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	16,409	(1,212)	2	(1,214)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	6,835	(505)	1	(506)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	3,444	(255)	—	(255)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	3,421	(253)	—	(253)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	13,682	(1,010)	2	(1,012)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	6,848	(506)	1	(507)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	32,849	(2,427)	4	(2,431)
1.36%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	6,896	(509)	1	(510)
1.37%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	09/17/25 (a)	09/17/35	JPY	359,342	(28,314)	45	(28,359)
2.63%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/55	EUR	300	10,211	(339)	10,550
2.66%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	09/17/25 (a)	09/17/55	EUR	5,470	140,673	(65,366)	206,039
3.91%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/55	USD	1,010	30	433	(403)
3.95%	Annual	1-day SOFR, 4.45%	Annual	09/17/25 (a)	09/17/55	USD	1,030	(7,824)	(2,775)	(5,049)
4.46%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	640	(582)	(1,936)	1,354
4.47%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	18,300	(84,593)	(218,244)	133,651
4.53%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	1,470	(25,215)	(23,522)	(1,693)
4.56%	Annual	1-day SONIA, 4.22%	Annual	09/17/25 (a)	09/17/55	GBP	840	(20,391)	(6,583)	(13,808)
								$ 206,237	$ 6,934	$ 199,303

(a)	Forward Swap.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 1,284,908	$ (576,615)	$ 1,737,829	$ (1,458,872)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Master Portfolio Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,488,184	$ —	$ 1,488,184
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	408,976	—	—	408,976
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	88,555	—	—	1,638,475	10,799	1,737,829
	$ —	$ 88,555	$ —	$ 408,976	$ 3,126,659	$ 10,799	$ 3,634,989
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 413,785	$ —	$ 413,785
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	504,516	—	—	504,516
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	124	—	—	1,439,172	19,576	1,458,872
	$ —	$ 124	$ —	$ 504,516	$ 1,852,957	$ 19,576	$ 2,377,173

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (3,110,165)	$ —	$ (3,110,165)
Forward foreign currency exchange contracts	—	—	—	(69,431)	—	—	(69,431)
Swaps	—	(1,607,204)	—	—	(210,667)	(85,432)	(1,903,303)
	$ —	$ (1,607,204)	$ —	$ (69,431)	$ (3,320,832)	$ (85,432)	$ (5,082,899)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 2,130,948	$ —	$ 2,130,948
Forward foreign currency exchange contracts	—	—	—	(128,137)	—	—	(128,137)
Swaps	—	275,744	—	—	343,526	(9,131)	610,139
	$ —	$ 275,744	$ —	$ (128,137)	$ 2,474,474	$ (9,131)	$ 2,612,950
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$163,669,902
Average notional value of contracts — short	18,574,741
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	31,350,466
Average amounts sold — in USD	33,079,831
Credit default swaps:
Average notional value — buy protection	55,574,182
Average notional value — sell protection	22,333,665
Interest rate swaps:
Average notional value — pays fixed rate	320,933,523
Average notional value — receives fixed rate	302,957,337
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Inflation swaps:
Average notional value — pays fixed rate	$7,383,341
Average notional value — receives fixed rate	2,510,064
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 308,571	$ 114,381
Forward foreign currency exchange contracts	408,976	504,516
Swaps — centrally cleared	192,123	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	909,670	618,897
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(500,694)	(114,381)
Total derivative assets and liabilities subject to an MNA	$ 408,976	$ 504,516
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 15,880	$ (15,880)	$ —	$ —	$ —
Barclays Bank PLC	180,558	(65,193)	—	—	115,365
BNP Paribas SA	3,263	(1,064)	—	—	2,199
Citibank N.A.	46,878	(43,659)	—	—	3,219
Deutsche Bank AG	32,186	(32,186)	—	—	—
Goldman Sachs International	54,539	(54,539)	—	—	—
HSBC Bank PLC	12,610	(12,610)	—	—	—
JPMorgan Chase Bank N.A.	7,978	(7,978)	—	—	—
Morgan Stanley & Co. International PLC	12,145	(12,145)	—	—	—
Royal Bank of Canada	30,377	(30,377)	—	—	—
Standard Chartered Bank	4,430	(2,554)	—	—	1,876
Toronto-Dominion Bank	6,913	(5,218)	—	—	1,695
UBS AG	1,219	(388)	—	—	831
	$ 408,976	$ (283,791)	$ —	$ —	$ 125,185

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 33,531	$ (15,880)	$ —	$ —	$ 17,651
Barclays Bank PLC	65,193	(65,193)	—	—	—
BNP Paribas SA	1,064	(1,064)	—	—	—
Citibank N.A.	43,659	(43,659)	—	—	—
Deutsche Bank AG	42,078	(32,186)	—	—	9,892
Goldman Sachs International	91,367	(54,539)	—	—	36,828
HSBC Bank PLC	27,662	(12,610)	—	—	15,052
JPMorgan Chase Bank N.A.	13,619	(7,978)	—	—	5,641
Morgan Stanley & Co. International PLC	126,016	(12,145)	—	—	113,871
Nomura International PLC	8,636	—	—	—	8,636
Royal Bank of Canada	43,531	(30,377)	—	—	13,154
Standard Chartered Bank	2,554	(2,554)	—	—	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Toronto-Dominion Bank	$ 5,218	$ (5,218)	$ —	$ —	$ —
UBS AG	388	(388)	—	—	—
	$ 504,516	$ (283,791)	$ —	$ —	$ 220,725

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 38,698,003	$ —	$ 38,698,003
Common Stocks	—	10,827	1	10,828
Corporate Bonds	—	252,590,466	—	252,590,466
Foreign Agency Obligations	—	3,812,104	—	3,812,104
Municipal Bonds	—	3,487,466	—	3,487,466
Non-Agency Mortgage-Backed Securities	—	90,359,324	—	90,359,324
U.S. Government Sponsored Agency Securities	—	206,442,779	—	206,442,779
U.S. Treasury Obligations	—	130,478,808	—	130,478,808
Short-Term Securities
Money Market Funds	43,339,872	—	—	43,339,872
U.S. Treasury Obligations	—	21,336,106	—	21,336,106
Liabilities
Investments
TBA Sale Commitments	—	(882,498)	—	(882,498)
	$43,339,872	$746,333,385	$1	$789,673,258
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 88,555	$ —	$ 88,555
Foreign Currency Exchange Contracts	—	408,976	—	408,976
Interest Rate Contracts	1,488,184	1,638,475	—	3,126,659
Other Contracts	—	10,799	—	10,799
Liabilities
Credit Contracts	—	(124)	—	(124)
Foreign Currency Exchange Contracts	—	(504,516)	—	(504,516)
Interest Rate Contracts	(413,785)	(1,439,172)	—	(1,852,957)
Other Contracts	—	(19,576)	—	(19,576)
	$1,074,399	$183,417	$—	$1,257,816

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Master Portfolio Schedule of Investments

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Advantage CoreAlpha Bond Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 747,215,884
Investments, at value — affiliated(c)	43,339,872
Cash pledged:
Futures contracts	1,891,000
Centrally cleared swaps	3,873,000
Foreign currency, at value(d)	3,744,373
Receivables:
Investments sold	4,600
Securities lending income — affiliated	7,704
TBA sale commitments	867,254
Dividends — affiliated	22,437
Interest — unaffiliated	5,631,549
Variation margin on futures contracts	308,571
Variation margin on centrally cleared swaps	192,123
Unrealized appreciation on forward foreign currency exchange contracts	408,976
Prepaid expenses	4,713
Total assets	807,512,056
LIABILITIES
Cash received as collateral for TBA commitments	260,000
Collateral on securities loaned	40,617,084
TBA sale commitments, at value(e)	882,498
Payables:
Investments purchased	56,630,479
Withdrawals to investors	1,002,448
Investment advisory fees	136,730
Trustees’ fees	101
Principal payups	1,086
Professional fees	25,390
Variation margin on futures contracts	114,381
Unrealized depreciation on forward foreign currency exchange contracts	504,516
Total liabilities	100,174,713
Commitments and contingent liabilities
NET ASSETS	$ 707,337,343
NET ASSETS CONSIST OF
Investors’ capital	$ 734,138,495
Net unrealized appreciation (depreciation)	(26,801,152)
NET ASSETS	$ 707,337,343
(a) Investments, at cost—unaffiliated	$775,390,558
(b) Securities loaned, at value	$39,388,355
(c) Investments, at cost—affiliated	$43,329,149
(d) Foreign currency, at cost	$3,624,146
(e) Proceeds from TBA sale commitments	$867,254
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

Advantage CoreAlpha Bond Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$146,442
Interest — unaffiliated	16,764,921
Securities lending income — affiliated — net	52,772
Payment-in-kind interest — unaffiliated	2,825
Total investment income	16,966,960
EXPENSES
Investment advisory	826,297
Professional	23,614
Trustees	5,434
Total expenses	855,345
Less:
Fees waived and/or reimbursed by the Manager	(31,454)
Total expenses after fees waived and/or reimbursed	823,891
Net investment income	16,143,069
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,613,862)
Investments — affiliated	(4,250)
Forward foreign currency exchange contracts	(69,431)
Foreign currency transactions	61,267
Futures contracts	(3,110,165)
Swaps	(1,903,303)
(9,639,744)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	14,718,929
Investments — affiliated	(555)
Forward foreign currency exchange contracts	(128,137)
Foreign currency translations	219,896
Futures contracts	2,130,948
Swaps	610,139
17,551,220
Net realized and unrealized gain	7,911,476
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,054,545
See notes to financial statements.
Master Portfolio Statement of Operations

Statements of Changes in Net Assets

	Advantage CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,143,069	$31,351,971
Net realized loss	(9,639,744)	(5,246,735)
Net change in unrealized appreciation (depreciation)	17,551,220	(13,156,042)
Net increase in net assets resulting from operations	24,054,545	12,949,194
CAPITAL TRANSACTIONS
Proceeds from contributions	50,706,282	129,247,215
Value of withdrawals	(66,110,341)	(162,294,199)
Net decrease in net assets derived from capital transactions	(15,404,059)	(33,046,984)
NET ASSETS
Total increase (decrease) in net assets	8,650,486	(20,097,790)
Beginning of period	698,686,857	718,784,647
End of period	$707,337,343	$698,686,857
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Advantage CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	3.51%(a)	2.13%	5.41%	(14.21)%	(1.88)%	8.93%
Ratios to Average Net Assets(b)
Total expenses	0.25%(c)	0.25%	0.25%	0.24%	0.24%	0.24%
Total expenses after fees waived and/or reimbursed	0.24%(c)	0.24%	0.24%	0.23%	0.23%	0.23%
Net investment income	4.69%(c)	4.49%	3.63%	2.56%	2.05%	2.48%
Supplemental Data
Net assets, end of period (000)	$707,337	$698,687	$718,785	$1,039,366	$1,488,952	$1,805,368
Portfolio turnover rate(d)	92%	142%	201%	205%	219%	410%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	53%	96%	118%	107%	123%	261%
See notes to financial statements.
Master Portfolio Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 4,978,703	$ (4,978,703)	$ —	$ —
Barclays Capital, Inc.	566,843	(566,843)	—	—
BNP Paribas SA	6,294,409	(6,294,409)	—	—
BofA Securities, Inc.	1,173,646	(1,173,646)	—	—
Citadel Clearing LLC	238,700	(238,700)	—	—
Citigroup Global Markets, Inc.	2,481,594	(2,481,594)	—	—
Deutsche Bank Securities, Inc.	1,451,605	(1,451,605)	—	—
Goldman Sachs & Co. LLC	599,991	(599,991)	—	—
HSBC Securities (USA), Inc.	136,571	(136,571)	—	—
J.P. Morgan Securities LLC	7,825,636	(7,825,636)	—	—
Jefferies LLC	99,701	(99,701)	—	—
Morgan Stanley	7,207,751	(7,207,751)	—	—
Nomura Securities International, Inc.	83,091	(83,091)	—	—
Pershing LLC	640,460	(640,460)	—	—
RBC Capital Markets LLC	3,900,190	(3,900,190)	—	—
Scotia Capital (USA), Inc.	138,406	(138,406)	—	—
Scotia Capital, Inc.	177,827	(177,827)	—	—
State Street Bank & Trust Co.	24,259	(24,259)	—	—
UBS AG	461,066	(461,066)	—	—
UBS Securities LLC	620,915	(620,915)	—	—
Wells Fargo Bank N.A.	11,714	(11,714)	—	—
Wells Fargo Securities LLC	275,277	(275,277)	—	—
	$ 39,388,355	$ (39,388,355)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.24%
$1 billion — $3 billion	0.23
$3 billion — $5 billion	0.22
$5 billion — $10 billion	0.21
Greater than $10 billion	0.20
With respect to the Master Portfolio, the Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BFA for services they provide for that portion of the Master Portfolio for which BIL and BFA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of the MIP II’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $29,048.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2025, the amount waived was $2,406.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $18,623 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP II are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
Advantage CoreAlpha Bond Master Portfolio	$ 567,557,663	$ 567,630,600	$ 95,684,980	$ 92,518,748
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were $278,355,993 and $278,558,250, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage CoreAlpha Bond Master Portfolio	$ 818,757,306	$ 11,111,195	$ (38,070,173)	$ (26,958,978)
9.
BANK BORROWINGS
MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP II Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund/MIP II
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of the Master Investment Portfolio II (the “Master Portfolio”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of the Advantage CoreAlpha Bond Master Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Trustees of the Master Portfolio also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (together with BIL, the “Sub-Advisors”), with respect to the Master Fund. The BlackRock Advantage CoreAlpha Bond Fund (the “Feeder Fund”), a series of BlackRock Funds VI (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders,” and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewals of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses. The Board also noted that BlackRock and its affiliates had contractually agreed to waive a portion of the administration fee payable by the fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and each of the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate

2025 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrants’ independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 22, 2025